UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Portfolio Series Semi-annual report for the six months ended April 30, 2024

Invest in portfolios
designed to pursue
real-life objectives

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2024.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)	Expense ratios

American Funds® Global Growth Portfolio
Class F-2 shares	23.76%	10.46%	8.82%	11.03%	0.56%
Class A shares (reflecting 5.75% maximum sales charge)	16.36	8.88	7.93	10.21	0.81

American Funds® Growth Portfolio
Class F-2 shares	30.34	11.93	10.31	12.47	0.49
Class A shares (reflecting 5.75% maximum sales charge)	22.54	10.33	9.40	11.65	0.75

American Funds® Growth and Income Portfolio
Class F-2 shares	21.25	10.07	8.52	10.13	0.45
Class A shares (reflecting 5.75% maximum sales charge)	14.03	8.52	7.65	9.34	0.67

American Funds® Moderate Growth and Income Portfolio
Class F-2 shares	16.07	8.19	7.34	8.78	0.45
Class A shares (reflecting 5.75% maximum sales charge)	9.14	6.69	6.48	8.00	0.65

American Funds® Conservative Growth and Income Portfolio
Class F-2 shares	11.38	6.19	5.80	6.83	0.39
Class A shares (reflecting 5.75% maximum sales charge)	4.69	4.70	4.94	6.06	0.60

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	14.11	6.86	6.70	7.74	0.42
Class A shares (reflecting 3.75% maximum sales charge)	9.53	5.81	6.02	7.13	0.64

American Funds® Preservation Portfolio
Class F-2 shares	2.46	1.32	1.41	1.31	0.39
Class A shares (reflecting 2.50% maximum sales charge)	–0.24	0.55	0.89	0.83	0.66

American Funds® Tax-Exempt Preservation Portfolio
Class F-2 shares	2.45	1.25	1.73	1.76	0.35
Class A shares (reflecting 2.50% maximum sales charge)	–0.29	0.50	1.22	1.28	0.58

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Portfolio Series for the periods ended April 30, 2024, are shown in the table on the next page, as well as results of each fund’s benchmarks and peer groups.

For additional information about the series, its investment results, holdings and the Portfolio Solutions Committee, refer to capitalgroup.com/individual/products/american-funds-portfolio-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment portfolios

16	Financial statements

30	Notes to financial statements

54	Financial highlights

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

Allocations may not achieve investment objectives. The portfolios’ risks are related to the risks of the underlying funds as described herein, in proportion to their allocations. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

Past results are not predictive of results in future periods.

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	20.78%	17.89%	8.87%	8.41%	10.58%
Class A shares	20.67	17.64	8.61	8.15	10.32
MSCI All Country World Index*,†	19.77	17.46	9.44	8.19	10.16
Lipper Global Large-Cap Growth Funds Index	22.57	19.57	9.27	9.14	10.78

American Funds Growth Portfolio
Class F-2 shares	23.39	23.33	10.16	9.87	11.95
Class A shares	23.23	22.97	9.88	9.61	11.69
S&P 500 Index*	20.98	22.66	13.19	12.41	14.19
MSCI All Country World ex USA Index*,†	17.69	9.32	5.03	3.93	6.22
Lipper Global Multi-Cap Growth Funds Index	21.43	16.64	8.62	8.43	10.21

American Funds Growth and Income Portfolio
Class F-2 shares	17.49	15.60	8.79	8.05	9.74
Class A shares	17.33	15.31	8.53	7.82	9.50
S&P 500 Index*	20.98	22.66	13.19	12.41	14.19
MSCI All Country World ex USA Index*,†	17.69	9.32	5.03	3.93	6.22
Bloomberg Global Aggregate Index*	4.43	–2.47	–1.61	–0.44	–0.05
Lipper Mixed-Asset Target Allocation Growth Funds Index	15.45	12.83	7.78	7.23	8.79

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	14.36	10.90	7.09	6.93	8.42
Class A shares	14.28	10.69	6.86	6.70	8.18
S&P 500 Index*	20.98	22.66	13.19	12.41	14.19
MSCI All Country World ex USA Index*,†	17.69	9.32	5.03	3.93	6.22
Bloomberg U.S. Aggregate Index*	4.97	–1.47	–0.16	1.20	1.24
Lipper Mixed-Asset Target Allocation Growth Funds Index	15.45	12.83	7.78	7.23	8.79

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	11.44	7.25	5.35	5.42	6.56
Class A shares	11.26	6.96	5.12	5.18	6.32
S&P 500 Index*	20.98	22.66	13.19	12.41	14.19
MSCI All Country World ex USA Index*,†	17.69	9.32	5.03	3.93	6.22
Bloomberg U.S. Aggregate Index*	4.97	–1.47	–0.16	1.20	1.24
Lipper Mixed-Asset Target Allocation Moderate Funds Index	13.39	9.98	6.11	5.77	7.04

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	13.97	10.69	6.08	6.34	7.50
Class A shares	13.81	10.41	5.84	6.08	7.24
S&P 500 Index*	20.98	22.66	13.19	12.41	14.19
MSCI All Country World ex USA Index*,†	17.69	9.32	5.03	3.93	6.22
Bloomberg Municipal Bond Index*	7.06	2.08	1.26	2.41	2.42
Lipper Mixed-Asset Target Allocation Moderate Funds Index	13.39	9.98	6.11	5.77	7.04

Refer to page 3 for footnotes.

2	American Funds Portfolio Series

Results at a glance (continued)

Past results are not predictive of results in future periods.

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	2.94%	1.34%	1.09%	1.29%	1.23%
Class A shares	2.80	1.06	0.83	1.02	0.97
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	2.48	1.52	0.89	1.15	1.11
Lipper Short-Intermediate Investment-Grade Debt Funds Index	3.77	2.96	1.47	1.64	1.71

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	4.07	2.06	1.13	1.59	1.70
Class A shares	3.84	1.71	0.88	1.33	1.43
Bloomberg Municipal Bond 1–7 Year Blend Index*	3.65	1.82	1.11	1.48	1.50
Lipper Short-Intermediate Municipal Debt Funds Index	4.17	2.33	1.15	1.35	1.34

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years. There have been periods when the funds have lagged the index.

American Funds Portfolio Series	3

American Funds® Global Growth Portfolio	unaudited

Investment portfolio April 30, 2024

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	19,857,703	$1,163,661
The Growth Fund of America, Class R-6	12,752,638	868,455
The New Economy Fund, Class R-6	15,068,924	866,313
SMALLCAP World Fund, Inc., Class R-6	12,466,596	839,251
EuroPacific Growth Fund, Class R-6	10,118,674	578,687
New World Fund, Inc., Class R-6	3,624,091	281,193
		4,597,560

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,517,845	1,163,661

Total investment securities 100% (cost: $4,593,345,000)		5,761,221
Other assets less liabilities 0%		(1,479)

Net assets 100%		$5,759,742

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$976,775	$60,329	$14,922	$(1,296)	$142,775	$1,163,661	$13,335	$46,994
The Growth Fund of America, Class R-6	733,573	60,771	61,435	(79)	135,625	868,455	7,053	53,717
The New Economy Fund, Class R-6	740,419	34,591	36,903	(3,159)	131,365	866,313	4,595	29,996
SMALLCAP World Fund, Inc., Class R-6	709,981	18,494	6,567	(2,162)	119,505	839,251	8,158	—
EuroPacific Growth Fund, Class R-6	482,551	22,535	—	—	73,601	578,687	8,685	10,266
New World Fund, Inc., Class R-6	241,350	7,905	—	—	31,938	281,193	4,379	3,214
						4,597,560
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	983,843	29,439	15,699	300	165,778	1,163,661	12,199	17,240
Total 100%				$(6,396)	$800,587	$5,761,221	$58,404	$161,427

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

4	American Funds Portfolio Series

American Funds® Growth Portfolio	unaudited

Investment portfolio April 30, 2024

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	65,541,257	$4,463,360
AMCAP Fund, Class R-6	85,088,973	3,492,051
SMALLCAP World Fund, Inc., Class R-6	38,895,105	2,618,418
New Perspective Fund, Class R-6	29,790,352	1,745,715
The New Economy Fund, Class R-6	30,146,467	1,733,120
		14,052,664

Growth-and-income funds 20%
Fundamental Investors, Class R-6	46,225,166	3,538,999

Total investment securities 100% (cost: $14,226,421,000)		17,591,663
Other assets less liabilities 0%		(4,650)

Net assets 100%		$17,587,013

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,538,187	$297,855	$33,863	$(2,291)	$663,472	$4,463,360	$34,588	$263,286
AMCAP Fund, Class R-6	2,784,018	136,660	—	—	571,373	3,492,051	18,300	83,754
SMALLCAP World Fund, Inc., Class R-6	2,072,849	205,390	1,600	(553)	342,332	2,618,418	24,108	—
New Perspective Fund, Class R-6	1,381,789	161,638	—	—	202,288	1,745,715	19,289	67,979
The New Economy Fund, Class R-6	1,404,619	82,689	—	—	245,812	1,733,120	8,803	57,463
						14,052,664
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,819,741	175,914	—	—	543,344	3,538,999	27,417	116,581
Total 100%				$(2,844)	$2,568,621	$17,591,663	$132,505	$589,063

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	5

American Funds® Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2024

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	19,663,314	$1,323,735
The Growth Fund of America, Class R-6	16,958,828	1,154,896
		2,478,631

Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	53,256,789	3,346,657
The Investment Company of America, Class R-6	62,244,678	3,336,937
Washington Mutual Investors Fund, Class R-6	27,884,591	1,669,450
		8,353,044

Equity-income funds 10%
Capital Income Builder, Class R-6	25,345,186	1,679,625

Balanced funds 10%
American Balanced Fund, Class R-6	51,013,948	1,671,727

Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	92,566,844	847,912
The Bond Fund of America, Class R-6	76,980,949	843,711
American Funds Strategic Bond Fund, Class R-6	95,046,077	838,307
		2,529,930

Total investment securities 100% (cost: $14,025,046,000)		16,712,957
Other assets less liabilities 0%		(4,375)

Net assets 100%		$16,708,582

6	American Funds Portfolio Series

American Funds® Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$1,069,341	$79,428	$—	$—	$174,966	$1,323,735	$12,387	$—
The Growth Fund of America, Class R-6	1,057,847	89,638	195,760	5,165	198,006	1,154,896	10,277	78,278
						2,478,631
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	2,869,180	85,994	95,710	1,564	485,629	3,346,657	35,616	50,293
The Investment Company of America, Class R-6	2,915,837	145,731	254,945	20,736	509,578	3,336,937	31,661	112,816
Washington Mutual Investors Fund, Class R-6	1,445,064	56,521	49,784	4,132	213,517	1,669,450	17,821	33,439
						8,353,044
Equity-income funds 10%
Capital Income Builder, Class R-6	1,387,292	159,999	2,239	(50)	134,623	1,679,625	34,602	1,692
Balanced funds 10%
American Balanced Fund, Class R-6	1,393,045	104,027	—	—	174,655	1,671,727	29,565	—
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	683,141	132,174	8,186	(130)	40,913	847,912	24,763	—
The Bond Fund of America, Class R-6	682,305	149,034	1,289	(267)	13,928	843,711	17,064	—
American Funds Strategic Bond Fund, Class R-6	681,878	158,816	14,307	(106)	12,026	838,307	4,553	—
						2,529,930
Total 100%				$31,044	$1,957,841	$16,712,957	$218,309	$276,518

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	7

American Funds® Moderate Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2024

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,779,465	$690,277
SMALLCAP World Fund, Inc., Class R-6	9,674,795	651,307
		1,341,584

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	33,751,220	2,020,686
Capital World Growth and Income Fund, Class R-6	21,583,230	1,356,290
		3,376,976

Equity-income funds 10%
The Income Fund of America, Class R-6	56,461,331	1,334,746

Balanced funds 40%
American Balanced Fund, Class R-6	102,285,390	3,351,892
American Funds Global Balanced Fund, Class R-6	54,640,245	1,991,637
		5,343,529

Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	71,309,925	653,199
The Bond Fund of America, Class R-6	58,200,745	637,880
American Funds Strategic Bond Fund, Class R-6	71,906,923	634,219
		1,925,298

Total investment securities 100% (cost: $11,320,401,000)		13,322,133
Other assets less liabilities 0%		(3,305)

Net assets 100%		$13,318,828

8	American Funds Portfolio Series

American Funds® Moderate Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$587,390	$35,907	$17,596	$(2,181)	$86,757	$690,277	$7,937	$27,970
SMALLCAP World Fund, Inc., Class R-6	563,974	7,156	13,324	(2,772)	96,273	651,307	6,459	—
						1,341,584
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,775,078	61,899	79,451	4,670	258,490	2,020,686	21,423	40,475
Capital World Growth and Income Fund, Class R-6	1,185,586	34,885	62,222	(44)	198,085	1,356,290	14,407	20,479
						3,376,976
Equity-income funds 10%
The Income Fund of America, Class R-6	1,188,005	30,710	3,573	(226)	119,830	1,334,746	30,712	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,959,115	62,539	44,244	(1,343)	375,825	3,351,892	62,539	—
American Funds Global Balanced Fund, Class R-6	1,776,912	17,839	14,851	(360)	212,097	1,991,637	17,838	—
						5,343,529
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	597,383	20,898	2,336	23	37,231	653,199	20,898	—
The Bond Fund of America, Class R-6	590,971	32,194	—	—	14,715	637,880	14,174	—
American Funds Strategic Bond Fund, Class R-6	588,030	40,784	7,602	— [2]	13,007	634,219	3,681	—
						1,925,298
Total 100%				$(2,233)	$1,412,310	$13,322,133	$200,068	$88,924

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	9

American Funds® Conservative Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	14,081,142	$738,837
Washington Mutual Investors Fund, Class R-6	12,304,822	736,690
		1,475,527

Equity-income funds 38%
The Income Fund of America, Class R-6	59,256,500	1,400,824
Capital Income Builder, Class R-6	21,137,766	1,400,800
		2,801,624

Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	128,658,876	1,178,515
The Bond Fund of America, Class R-6	105,263,734	1,153,691
American High-Income Trust, Class R-6	78,410,742	740,981
		3,073,187

Total investment securities 100% (cost: $7,120,661,000)		7,350,338
Other assets less liabilities 0%		(1,922)

Net assets 100%		$7,348,416

10	American Funds Portfolio Series

American Funds® Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$678,886	$22,190	$39,712	$660	$76,813	$738,837	$10,421	$11,770
Washington Mutual Investors Fund, Class R-6	674,112	23,198	59,455	1,506	97,329	736,690	7,967	15,231
						1,475,527
Equity-income funds 38%
The Income Fund of America, Class R-6	1,286,667	33,864	48,910	(781)	129,984	1,400,824	32,921	—
Capital Income Builder, Class R-6	1,288,687	34,181	48,048	(857)	126,837	1,400,800	31,107	1,537
						2,801,624
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,088,378	37,835	15,449	(1,268)	69,019	1,178,515	37,836	—
The Bond Fund of America, Class R-6	1,085,616	44,826	4,126	34	27,341	1,153,691	25,868	—
American High-Income Trust, Class R-6	681,356	24,717	10,393	10	45,291	740,981	24,717	—
						3,073,187
Total 100%				$(696)	$572,614	$7,350,338	$170,837	$28,538

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	11

American Funds® Tax-Aware Conservative Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 49%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	14,985,184	$941,669
Capital Group Dividend Value ETF	22,342,542	708,929
American Mutual Fund, Class R-6	8,995,888	472,014
Washington Mutual Investors Fund, Class R-6	3,911,142	234,160
		2,356,772

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	80,593,584	1,196,009
The Tax-Exempt Bond Fund of America, Class R-6	58,896,415	719,714
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,206,056	457,018
		2,372,741

Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 5.37%[1]	248,702	24,870

Total investment securities 100% (cost: $4,350,685,000)		4,754,383
Other assets less liabilities 0%		(728)

Net assets 100%		$4,753,655

Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 49%
Capital World Growth and Income Fund, Class R-6	$844,029	$28,785	$71,976	$1,609	$139,222	$941,669	$10,187	$14,518
Capital Group Dividend Value ETF	634,695	2,549	65,312	8,443	128,554	708,929	6,253	—
American Mutual Fund, Class R-6	424,635	18,285	20,095	1,806	47,383	472,014	6,632	7,436
Washington Mutual Investors Fund, Class R-6	211,403	8,353	17,468	3,775	28,097	234,160	2,583	4,874
						2,356,772
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,061,757	65,314	18,478	(690)	88,106	1,196,009	25,211	—
The Tax-Exempt Bond Fund of America, Class R-6	637,724	47,192	1,581	6	36,373	719,714	11,137	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	404,507	40,607	687	(38)	12,629	457,018	5,460	—
						2,372,741

12	American Funds Portfolio Series

American Funds® Tax-Aware Conservative Growth and Income Portfolio (continued)

Investments in affiliates2 (continued)

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 5.37%[1]	$21,668	$34,306	$31,105	$1	$—	$24,870	$588	$—
Total 100%				$14,912	$480,364	$4,754,383	$68,051	$26,828

[1]	Rate represents the seven-day yield at 4/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	13

American Funds® Preservation Portfolio	unaudited

Investment portfolio April 30, 2024

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	111,131,304	$1,044,634
Intermediate Bond Fund of America, Class R-6	70,152,893	853,761
		1,898,395

Total investment securities 100% (cost: $2,041,315,000)		1,898,395
Other assets less liabilities 0%		(448)

Net assets 100%		$1,897,947

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,121,586	$28,052	$110,318	$(4,787)	$10,101	$1,044,634	$22,893	$—
Intermediate Bond Fund of America, Class R-6	917,662	22,880	99,495	(8,368)	21,082	853,761	18,816	—
Total 100%				$(13,155)	$31,183	$1,898,395	$41,709	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Portfolio Series

American Funds® Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio April 30, 2024

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	16,608,820	$251,291
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	17,042,485	167,528
		418,819

Total investment securities 100% (cost: $435,159,000)		418,819
Other assets less liabilities 0%		(88)

Net assets 100%		$418,731

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$275,058	$6,149	$38,747	$(2,078)	$10,909	$251,291	$3,334	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	183,372	4,488	24,173	(558)	4,399	167,528	2,253	—
Total 100%				$(2,636)	$15,308	$418,819	$5,587	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	15

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2024	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$5,761,221	$17,591,663	$16,712,957
Cash	—	—	—
Receivables for:
Sales of investments	871	—	1,543
Sales of fund’s shares	2,574	12,953	8,523
Dividends	—	—	7,920
Total assets	5,764,666	17,604,616	16,730,943

Liabilities:
Payables for:
Purchases of investments	—	5,506	7,919
Repurchases of fund’s shares	3,446	7,394	10,089
Services provided by related parties	1,392	4,454	4,166
Trustees’ deferred compensation	43	110	116
Other	43	139	71
Total liabilities	4,924	17,603	22,361
Net assets at April 30, 2024	$5,759,742	$17,587,013	$16,708,582

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,479,712	$13,660,497	$13,717,633
Total distributable earnings (accumulated loss)	1,280,030	3,926,516	2,990,949
Net assets at April 30, 2024	$5,759,742	$17,587,013	$16,708,582

Investment securities of affiliated issuers, at cost	$4,593,345	$14,226,421	$14,025,046

Refer to the notes to financial statements.

16	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$13,322,133	$7,350,338	$4,754,383
Cash	—	—	50
Receivables for:
Sales of investments	1,997	—	1,247
Sales of fund’s shares	7,116	6,139	1,716
Dividends	6,021	14,883	7,189
Total assets	13,337,267	7,371,360	4,764,585

Liabilities:
Payables for:
Purchases of investments	6,021	17,225	7,189
Repurchases of fund’s shares	9,113	3,798	2,622
Services provided by related parties	3,168	1,844	1,086
Trustees’ deferred compensation	101	59	33
Other	36	18	—
Total liabilities	18,439	22,944	10,930
Net assets at April 30, 2024	$13,318,828	$7,348,416	$4,753,655

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,226,456	$7,087,356	$4,303,406
Total distributable earnings (accumulated loss)	2,092,372	261,060	450,249
Net assets at April 30, 2024	$13,318,828	$7,348,416	$4,753,655

Investment securities of affiliated issuers, at cost	$11,320,401	$7,120,661	$4,350,685

Refer to the notes to financial statements.

American Funds Portfolio Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,898,395	$418,819
Cash	—	—
Receivables for:
Sales of investments	691	442
Sales of fund’s shares	1,754	74
Dividends	7,058	926
Total assets	1,907,898	420,261

Liabilities:
Payables for:
Purchases of investments	7,058	926
Repurchases of fund’s shares	2,451	516
Services provided by related parties	411	83
Trustees’ deferred compensation	21	5
Other	10	—
Total liabilities	9,951	1,530
Net assets at April 30, 2024	$1,897,947	$418,731

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,156,342	$462,677
Total distributable earnings (accumulated loss)	(258,395)	(43,946)
Net assets at April 30, 2024	$1,897,947	$418,731

Investment securities of affiliated issuers, at cost	$2,041,315	$435,159

Refer to the notes to financial statements.

18	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$3,117,957	$10,575,320	$11,083,963
	Shares outstanding	146,056	450,428	617,781
	Net asset value per share	$21.35	$23.48	$17.94
Class C:	Net assets	$346,961	$1,165,212	$1,076,070
	Shares outstanding	16,702	51,600	60,442
	Net asset value per share	$20.77	$22.58	$17.80
Class T:	Net assets	$14	$15	$13
	Shares outstanding	1	1	1
	Net asset value per share	$21.38	$23.51	$17.95
Class F-1:	Net assets	$55,821	$112,845	$200,270
	Shares outstanding	2,608	4,803	11,160
	Net asset value per share	$21.40	$23.49	$17.94
Class F-2:	Net assets	$599,488	$1,351,055	$1,365,003
	Shares outstanding	27,942	57,185	75,925
	Net asset value per share	$21.45	$23.63	$17.98
Class F-3:	Net assets	$251,259	$276,758	$318,176
	Shares outstanding	11,738	11,745	17,723
	Net asset value per share	$21.41	$23.56	$17.95
Class 529-A:	Net assets	$719,683	$2,413,422	$1,234,972
	Shares outstanding	33,803	103,044	68,878
	Net asset value per share	$21.29	$23.42	$17.93
Class 529-C:	Net assets	$34,442	$113,267	$67,334
	Shares outstanding	1,659	5,029	3,772
	Net asset value per share	$20.76	$22.52	$17.85
Class 529-E:	Net assets	$21,507	$87,421	$45,486
	Shares outstanding	1,017	3,776	2,544
	Net asset value per share	$21.15	$23.15	$17.88
Class 529-T:	Net assets	$19	$21	$18
	Shares outstanding	1	1	1
	Net asset value per share	$21.37	$23.51	$17.95
Class 529-F-1:	Net assets	$12	$13	$13
	Shares outstanding	1	1	1
	Net asset value per share	$21.37	$23.54	$17.95
Class 529-F-2:	Net assets	$143,405	$380,601	$176,376
	Shares outstanding	6,724	16,223	9,831
	Net asset value per share	$21.33	$23.46	$17.94
Class 529-F-3:	Net assets	$13	$14	$14
	Shares outstanding	1	1	1
	Net asset value per share	$21.32	$23.45	$17.95
Class ABLE-A:	Net assets	$4,015	$15,881	$11,029
	Shares outstanding	189	679	614
	Net asset value per share	$21.25	$23.38	$17.96
Class ABLE-F-2:	Net assets	$514	$790	$847
	Shares outstanding	24	34	47
	Net asset value per share	$21.34	$23.48	$17.98
Class R-1:	Net assets	$4,687	$46,732	$21,338
	Shares outstanding	224	2,064	1,197
	Net asset value per share	$20.93	$22.64	$17.82
Class R-2:	Net assets	$109,875	$251,435	$219,473
	Shares outstanding	5,311	11,145	12,357
	Net asset value per share	$20.69	$22.56	$17.76

Refer to the notes to financial statements.

American Funds Portfolio Series	19

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$6,033	$13,676	$18,745
	Shares outstanding	286	597	1,049
	Net asset value per share	$21.06	$22.92	$17.87
Class R-3:	Net assets	$95,944	$275,594	$195,648
	Shares outstanding	4,539	11,888	10,956
	Net asset value per share	$21.14	$23.18	$17.86
Class R-4:	Net assets	$52,956	$104,419	$80,287
	Shares outstanding	2,486	4,453	4,476
	Net asset value per share	$21.30	$23.45	$17.94
Class R-5:	Net assets	$14,723	$41,060	$27,475
	Shares outstanding	682	1,727	1,524
	Net asset value per share	$21.59	$23.77	$18.03
Class R-5E:	Net assets	$28,813	$77,915	$38,769
	Shares outstanding	1,354	3,325	2,164
	Net asset value per share	$21.28	$23.43	$17.92
Class R-6:	Net assets	$151,601	$283,547	$527,263
	Shares outstanding	7,005	11,963	29,309
	Net asset value per share	$21.64	$23.70	$17.99

Refer to the notes to financial statements.

20	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$9,043,552	$5,350,012	$3,515,841
	Shares outstanding	529,729	422,510	230,075
	Net asset value per share	$17.07	$12.66	$15.28
Class C:	Net assets	$863,429	$472,637	$317,239
	Shares outstanding	50,931	37,558	20,931
	Net asset value per share	$16.95	$12.58	$15.16
Class T:	Net assets	$12	$10	$12
	Shares outstanding	1	1	1
	Net asset value per share	$17.08	$12.67	$15.28
Class F-1:	Net assets	$103,699	$91,339	$252,146
	Shares outstanding	6,071	7,207	16,505
	Net asset value per share	$17.08	$12.67	$15.28
Class F-2:	Net assets	$1,174,927	$641,170	$526,954
	Shares outstanding	68,693	50,540	34,420
	Net asset value per share	$17.10	$12.69	$15.31
Class F-3:	Net assets	$324,171	$118,312	$141,463
	Shares outstanding	18,977	9,341	9,247
	Net asset value per share	$17.08	$12.67	$15.30
Class 529-A:	Net assets	$625,553	$309,209
	Shares outstanding	36,648	24,438	Not applicable
	Net asset value per share	$17.07	$12.65
Class 529-C:	Net assets	$38,162	$22,989
	Shares outstanding	2,244	1,824	Not applicable
	Net asset value per share	$17.01	$12.61
Class 529-E:	Net assets	$19,161	$8,518
	Shares outstanding	1,125	673	Not applicable
	Net asset value per share	$17.03	$12.65
Class 529-T:	Net assets	$17	$15
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$17.08	$12.67
Class 529-F-1:	Net assets	$12	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$17.10	$12.67
Class 529-F-2:	Net assets	$103,736	$57,297
	Shares outstanding	6,076	4,527	Not applicable
	Net asset value per share	$17.07	$12.66
Class 529-F-3:	Net assets	$13	$13
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$17.07	$12.66
Class ABLE-A:	Net assets	$9,166	$4,419
	Shares outstanding	536	349	Not applicable
	Net asset value per share	$17.09	$12.66
Class ABLE-F-2:	Net assets	$682	$346
	Shares outstanding	40	27	Not applicable
	Net asset value per share	$17.10	$12.68
Class R-1:	Net assets	$10,035	$2,572
	Shares outstanding	591	204	Not applicable
	Net asset value per share	$17.00	$12.59
Class R-2:	Net assets	$130,862	$42,830
	Shares outstanding	7,723	3,406	Not applicable
	Net asset value per share	$16.94	$12.58

Refer to the notes to financial statements.

American Funds Portfolio Series	21

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$7,559	$1,414
	Shares outstanding	443	112	Not applicable
	Net asset value per share	$17.06	$12.65
Class R-3:	Net assets	$143,679	$43,623
	Shares outstanding	8,441	3,454	Not applicable
	Net asset value per share	$17.02	$12.63
Class R-4:	Net assets	$78,721	$31,853
	Shares outstanding	4,609	2,514	Not applicable
	Net asset value per share	$17.08	$12.67
Class R-5:	Net assets	$28,567	$9,846
	Shares outstanding	1,668	775	Not applicable
	Net asset value per share	$17.12	$12.70
Class R-5E:	Net assets	$28,553	$9,353
	Shares outstanding	1,671	740	Not applicable
	Net asset value per share	$17.09	$12.65
Class R-6:	Net assets	$584,560	$130,627
	Shares outstanding	34,144	10,289	Not applicable
	Net asset value per share	$17.12	$12.70

Refer to the notes to financial statements.

22	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,272,037	$338,587
	Shares outstanding	137,683	35,735
	Net asset value per share	$9.24	$9.47
Class C:	Net assets	$60,062	$13,115
	Shares outstanding	6,517	1,387
	Net asset value per share	$9.22	$9.46
Class T:	Net assets	$9	$10
	Shares outstanding	1	1
	Net asset value per share	$9.24	$9.48
Class F-1:	Net assets	$19,162	$1,881
	Shares outstanding	2,073	198
	Net asset value per share	$9.24	$9.49
Class F-2:	Net assets	$166,524	$58,384
	Shares outstanding	18,022	6,162
	Net asset value per share	$9.24	$9.48
Class F-3:	Net assets	$56,746	$6,754
	Shares outstanding	6,144	713
	Net asset value per share	$9.24	$9.48
Class 529-A:	Net assets	$167,638
	Shares outstanding	18,153	Not applicable
	Net asset value per share	$9.23
Class 529-C:	Net assets	$8,466
	Shares outstanding	919	Not applicable
	Net asset value per share	$9.22
Class 529-E:	Net assets	$4,041
	Shares outstanding	438	Not applicable
	Net asset value per share	$9.23
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.24
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.24
Class 529-F-2:	Net assets	$44,611
	Shares outstanding	4,828	Not applicable
	Net asset value per share	$9.24
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.24
Class ABLE-A:	Net assets	$1,307
	Shares outstanding	141	Not applicable
	Net asset value per share	$9.26
Class ABLE-F-2:	Net assets	$181
	Shares outstanding	20	Not applicable
	Net asset value per share	$9.29
Class R-1:	Net assets	$575
	Shares outstanding	62	Not applicable
	Net asset value per share	$9.22
Class R-2:	Net assets	$17,970
	Shares outstanding	1,955	Not applicable
	Net asset value per share	$9.19

Refer to the notes to financial statements.

American Funds Portfolio Series	23

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$167
	Shares outstanding	18	Not applicable
	Net asset value per share	$9.25
Class R-3:	Net assets	$26,121
	Shares outstanding	2,830	Not applicable
	Net asset value per share	$9.23
Class R-4:	Net assets	$10,775
	Shares outstanding	1,166	Not applicable
	Net asset value per share	$9.24
Class R-5:	Net assets	$4,035
	Shares outstanding	437	Not applicable
	Net asset value per share	$9.24
Class R-5E:	Net assets	$3,019
	Shares outstanding	326	Not applicable
	Net asset value per share	$9.25
Class R-6:	Net assets	$34,470
	Shares outstanding	3,729	Not applicable
	Net asset value per share	$9.24

Refer to the notes to financial statements.

24	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2024	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$58,404	$132,505	$218,309

Fees and expenses*:
Distribution services	7,316	23,842	22,936
Transfer agent services	3,028	8,461	5,696
529 and ABLE plan services	254	813	422
Reports to shareholders	68	199	195
Registration statement and prospectus	193	683	590
Trustees’ compensation	14	40	39
Auditing and legal	2	8	8
Custodian	4	12	12
Other	5	13	13
Total fees and expenses before waivers	10,884	34,071	29,911
Less waivers of fees and expenses:
ABLE plan services waivers	1	4	3
Total fees and expenses after waivers	10,883	34,067	29,908
Net investment income	47,521	98,438	188,401

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(6,396)	(2,844)	31,044
Capital gain distributions received from affiliated issuers	161,427	589,063	276,518
	155,031	586,219	307,562
Net unrealized appreciation (depreciation) on investments in affiliated issuers	800,587	2,568,621	1,957,841
Net realized gain (loss) and unrealized appreciation (depreciation)	955,618	3,154,840	2,265,403
Net increase (decrease) in net assets resulting from operations	$1,003,139	$3,253,278	$2,453,804

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2024 (continued)	(dollars in thousands)

			Tax-Aware
	Moderate	Conservative	Conservative
	Growth and Income	Growth and Income	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$200,068	$170,837	$68,051

Fees and expenses*:
Distribution services	17,959	10,084	6,676
Transfer agent services	3,760	1,948	957
529 and ABLE plan services	222	111	—
Reports to shareholders	159	90	56
Registration statement and prospectus	418	226	136
Trustees’ compensation	31	17	11
Auditing and legal	7	4	2
Custodian	10	5	4
Other	11	6	4
Total fees and expenses before waivers	22,577	12,491	7,846
Less waivers of fees and expenses:
ABLE plan services waivers	3	1	—
Total fees and expenses after waivers	22,574	12,490	7,846
Net investment income	177,494	158,347	60,205

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(2,233)	(696)	14,912
Capital gain distributions received from affiliated issuers	88,924	28,538	26,828
	86,691	27,842	41,740
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,412,310	572,614	480,364
Net realized gain (loss) and unrealized appreciation (depreciation)	1,499,001	600,456	522,104
Net increase (decrease) in net assets resulting from operations	$1,676,495	$758,803	$582,309

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2024 (continued)	(dollars in thousands)

		Tax-Exempt
	Preservation	Preservation
	Portfolio	Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$41,709	$5,587

Fees and expenses*:
Distribution services	2,764	608
Transfer agent services	833	104
529 and ABLE plan services	64	—
Reports to shareholders	25	6
Registration statement and prospectus	61	14
Trustees’ compensation	5	2
Auditing and legal	1	—	†
Custodian	1	—	†
Other	2	—	†
Total fees and expenses before waivers	3,756	734
Less waivers of fees and expenses:
ABLE plan services waivers	1	—
Total fees and expenses after waivers	3,755	734
Net investment income	37,954	4,853

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(13,155)	(2,636)
Capital gain distributions received from affiliated issuers	—	—
	(13,155)	(2,636)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	31,183	15,308
Net realized gain (loss) and unrealized appreciation (depreciation)	18,028	12,672
Net increase (decrease) in net assets resulting from operations	$55,982	$17,525

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024 *	Year ended October 31, 2023
Operations:
Net investment income	$47,521	$36,322	$98,438	$54,361	$188,401	$290,874
Net realized gain (loss)	155,031	(33,419)	586,219	164,328	307,562	133,102
Net unrealized appreciation (depreciation)	800,587	477,345	2,568,621	1,092,950	1,957,841	632,806
Net increase (decrease) in net assets resulting from operations	1,003,139	480,248	3,253,278	1,311,639	2,453,804	1,056,782

Distributions paid to shareholders	(51,975)	(339,987)	(255,781)	(1,131,607)	(312,243)	(851,584)

Net capital share transactions	(58,621)	210,953	592,261	1,391,359	385,841	822,091

Total increase (decrease) in net assets	892,543	351,214	3,589,758	1,571,391	2,527,402	1,027,289

Net assets:
Beginning of period	4,867,199	4,515,985	13,997,255	12,425,864	14,181,180	13,153,891
End of period	$5,759,742	$4,867,199	$17,587,013	$13,997,255	$16,708,582	$14,181,180

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$177,494	$261,868	$158,347	$272,569	$60,205	$109,517
Net realized gain (loss)	86,691	8,095	27,842	71,131	41,740	85,297
Net unrealized appreciation (depreciation)	1,412,310	342,222	572,614	(148,007)	480,364	13,413
Net increase (decrease) in net assets resulting from operations	1,676,495	612,185	758,803	195,693	582,309	208,227

Distributions paid to shareholders	(185,178)	(688,760)	(222,800)	(369,119)	(140,259)	(194,706)

Net capital share transactions	17,994	232,129	30,473	59,648	72,103	(37,906)

Total increase (decrease) in net assets	1,509,311	155,554	566,476	(113,778)	514,153	(24,385)

Net assets:
Beginning of period	11,809,517	11,653,963	6,781,940	6,895,718	4,239,502	4,263,887
End of period	$13,318,828	$11,809,517	$7,348,416	$6,781,940	$4,753,655	$4,239,502

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

28	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$37,954	$75,269	$4,853	$10,120
Net realized gain (loss)	(13,155)	(59,124)	(2,636)	(9,763)
Net unrealized appreciation (depreciation)	31,183	34,678	15,308	10,427
Net increase (decrease) in net assets resulting from operations	55,982	50,823	17,525	10,784

Distributions paid to shareholders	(37,446)	(73,679)	(4,809)	(10,027)

Net capital share transactions	(159,194)	(460,156)	(52,317)	(142,437)

Total increase (decrease) in net assets	(140,658)	(483,012)	(39,601)	(141,680)

Net assets:
Beginning of period	2,038,605	2,521,617	458,332	600,012
End of period	$1,897,947	$2,038,605	$418,731	$458,332

*	Unaudited.

Refer to the notes to financial statements.

American Funds Portfolio Series	29

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio, Tax-Exempt Preservation Portfolio and Tax-Aware Conservative Growth and Income Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

30	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds (“ETFs”) in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Portfolio Series	31

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2024, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

32	American Funds Portfolio Series

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Portfolio Series	33

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

34	American Funds Portfolio Series

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Portfolio Series	35

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2023
Undistributed ordinary income	$2,378	$—	$9,498	$18,778
Late year ordinary loss deferral[1]	—	(3,353)	—	—
Undistributed long-term capital gains	—	149,085	124,801	5,961
Capital loss carryforward[2]	(33,292)	—	—	—
As of April 30, 2024
Gross unrealized appreciation on investments	1,157,504	3,351,645	2,994,915	2,385,077
Gross unrealized depreciation on investments	—	—	(317,559)	(399,250)
Net unrealized appreciation (depreciation) on investments	1,157,504	3,351,645	2,677,356	1,985,827
Cost of investments	4,603,717	14,240,018	14,035,601	11,336,306

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2023
Undistributed ordinary income	$19,589	$3,428	$2,756	$—
Undistributed tax-exempt income	—	4,855	—	365
Undistributed long-term capital gains	64,919	83,241	—	—
Capital loss carryforward[2]	—	—	(101,493)	(23,937)
As of April 30, 2024
Gross unrealized appreciation on investments	706,944	559,721	—	44
Gross unrealized depreciation on investments	(493,830)	(162,002)	(145,873)	(17,571)
Net unrealized appreciation (depreciation) on investments	213,114	397,719	(145,873)	(17,527)
Cost of investments	7,137,224	4,356,664	2,044,268	436,346

[1]	This deferral is considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

36	American Funds Portfolio Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$28,689		$—	$28,689		$18,926		$165,852	$184,778
Class C	829		—	829		—		22,651	22,651
Class T	—	[3]	—	—	[3]	—	[3]	1	1
Class F-1	457		—	457		337		3,188	3,525
Class F-2	6,913		—	6,913		4,820		31,955	36,775
Class F-3	3,041		—	3,041		2,266		13,175	15,441
Class 529-A	6,316		—	6,316		3,937		36,125	40,062
Class 529-C	52		—	52		—		2,319	2,319
Class 529-E	148		—	148		84		1,139	1,223
Class 529-T	—	[3]	—	—	[3]	—	[3]	1	1
Class 529-F-1	—	[3]	—	—	[3]	—	[3]	1	1
Class 529-F-2	1,579		—	1,579		986		6,389	7,375
Class 529-F-3	—	[3]	—	—	[3]	—	[3]	1	1
Class ABLE-A	35		—	35		19		148	167
Class ABLE-F-2	5		—	5		3		16	19
Class R-1	19		—	19		—		248	248
Class R-2	367		—	367		—		6,339	6,339
Class R-2E	35		—	35		17		354	371
Class R-3	648		—	648		337		4,748	5,085
Class R-4	497		—	497		312		2,581	2,893
Class R-5E	311		—	311		178		1,188	1,366
Class R-5	184		—	184		133		816	949
Class R-6	1,850		—	1,850		1,232		7,165	8,397
Total	$51,975		$—	$51,975		$33,587		$306,400	$339,987

Growth Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$67,951		$89,222		$157,173		$23,611		$650,251	$673,862
Class C	101		10,886		10,987		—		90,205	90,205
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class F-1	723		965		1,688		204		7,435	7,639
Class F-2	11,421		11,261		22,682		5,402		82,204	87,606
Class F-3	2,605		2,353		4,958		1,544		19,488	21,032
Class 529-A	14,630		20,163		34,793		4,501		142,854	147,355
Class 529-C	—		1,045		1,045		—		8,955	8,955
Class 529-E	388		747		1,135		47		5,394	5,441
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-2	3,104		3,080		6,184		1,361		20,866	22,227
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class ABLE-A	101		120		221		29		673	702
Class ABLE-F-2	5		5		10		2		22	24
Class R-1	31		412		443		—		3,123	3,123
Class R-2	213		2,318		2,531		—		17,705	17,705
Class R-2E	47		117		164		—		783	783
Class R-3	1,211		2,349		3,560		37		16,198	16,235
Class R-4	679		872		1,551		252		6,595	6,847
Class R-5E	630		641		1,271		232		3,706	3,938
Class R-5	358		337		695		197		2,684	2,881
Class R-6	2,465		2,225		4,690		1,104		13,939	15,043
Total	$106,663		$149,118		$255,781		$38,523		$1,093,084	$1,131,607

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$126,051		$82,762		$208,813		$193,472		$369,150		$562,622
Class C	9,070		8,699		17,769		14,782		46,384		61,166
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,268		1,525		3,793		3,671		7,391		11,062
Class F-2	16,546		9,884		26,430		25,904		45,449		71,353
Class F-3	4,053		2,335		6,388		6,510		11,272		17,782
Class 529-A	13,761		9,152		22,913		20,747		40,088		60,835
Class 529-C	531		522		1,053		849		2,760		3,609
Class 529-E	472		349		821		698		1,519		2,217
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	2,134		1,270		3,404		2,957		4,814		7,771
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	118		75		193		152		256		408
Class ABLE-F-2	9		5		14		10		15		25
Class R-1	171		162		333		253		779		1,032
Class R-2	1,847		1,731		3,578		2,710		7,978		10,688
Class R-2E	220		177		397		313		753		1,066
Class R-3	1,951		1,459		3,410		2,717		5,931		8,648
Class R-4	953		638		1,591		1,475		2,849		4,324
Class R-5E	451		272		723		587		940		1,527
Class R-5	351		208		559		585		1,009		1,594
Class R-6	6,411		3,650		10,061		9,220		14,634		23,854
Total	$187,368		$124,875		$312,243		$287,612		$563,972		$851,584

Moderate Growth and Income Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$122,236		$4,027		$126,263		$166,976		$292,758		$459,734
Class C	9,297		422		9,719		12,647		37,135		49,782
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,416		48		1,464		2,077		3,878		5,955
Class F-2	16,996		522		17,518		24,134		38,854		62,988
Class F-3	4,818		143		4,961		6,959		10,978		17,937
Class 529-A	8,339		278		8,617		11,305		20,285		31,590
Class 529-C	388		18		406		531		1,680		2,211
Class 529-E	232		8		240		322		670		992
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,481		45		1,526		2,013		3,143		5,156
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	114		4		118		125		193		318
Class ABLE-F-2	8		—	[3]	8		10		14		24
Class R-1	109		5		114		129		364		493
Class R-2	1,359		61		1,420		1,612		4,517		6,129
Class R-2E	114		5		119		146		330		476
Class R-3	1,796		68		1,864		2,338		4,886		7,224
Class R-4	1,040		34		1,074		1,448		2,659		4,107
Class R-5E	374		11		385		462		684		1,146
Class R-5	438		13		451		642		1,043		1,685
Class R-6	8,654		257		8,911		12,343		18,469		30,812
Total	$179,209		$5,969		$185,178		$246,219		$442,541		$688,760

Refer to the end of the tables for footnotes.

38	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$116,115		$47,415		$163,530		$196,094		$74,177		$270,271
Class C	8,930		4,476		13,406		16,705		8,447		25,152
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,872		754		2,626		3,023		1,129		4,152
Class F-2	14,122		5,499		19,621		23,981		8,644		32,625
Class F-3	2,657		997		3,654		4,523		1,650		6,173
Class 529-A	6,421		2,616		9,037		10,411		3,961		14,372
Class 529-C	412		207		619		755		383		1,138
Class 529-E	167		72		239		303		129		432
Class 529-T	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,261		487		1,748		1,972		683		2,655
Class 529-F-3	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class ABLE-A	91		36		127		126		41		167
Class ABLE-F-2	7		2		9		8		3		11
Class R-1	50		24		74		73		32		105
Class R-2	768		382		1,150		1,267		603		1,870
Class R-2E	46		21		67		52		13		65
Class R-3	902		394		1,296		1,457		608		2,065
Class R-4	694		289		983		1,151		416		1,567
Class R-5E	208		80		288		279		91		370
Class R-5	219		80		299		376		142		518
Class R-6	2,927		1,100		4,027		4,112		1,297		5,409
Total	$157,869		$64,931		$222,800		$266,670		$102,449		$369,119

Tax-Aware Conservative Growth and Income Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income[4]		Long-term capital gains		Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$42,441		$61,441		$103,882		$79,729		$63,499		$143,228
Class C	2,874		5,865		8,739		5,918		6,974		12,892
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	3,035		4,556		7,591		5,961		4,875		10,836
Class F-2	6,743		8,935		15,678		12,718		9,065		21,783
Class F-3	1,907		2,462		4,369		3,540		2,427		5,967
Total	$57,000		$83,259		$140,259		$107,866		$86,840		$194,706

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	39

Preservation Portfolio

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$25,207		$—	$25,207		$49,333		$—	$49,333
Class C	1,023		—	1,023		2,202		—	2,202
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	387		—	387		864		—	864
Class F-2	3,544		—	3,544		8,439		—	8,439
Class F-3	1,228		—	1,228		2,149		—	2,149
Class 529-A	3,151		—	3,151		5,667		—	5,667
Class 529-C	133		—	133		256		—	256
Class 529-E	73		—	73		138		—	138
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class 529-F-2	878		—	878		1,412		—	1,412
Class 529-F-3	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class ABLE-A	25		—	25		34		—	34
Class ABLE-F-2	3		—	3		4		—	4
Class R-1	10		—	10		18		—	18
Class R-2	288		—	288		474		—	474
Class R-2E	3		—	3		19		—	19
Class R-3	474		—	474		829		—	829
Class R-4	212		—	212		376		—	376
Class R-5E	58		—	58		103		—	103
Class R-5	85		—	85		175		—	175
Class R-6	664		—	664		1,187		—	1,187
Total	$37,446		$—	$37,446		$73,679		$—	$73,679

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income[4]		Long-term capital gains	Total distributions paid		Ordinary income[4]		Long-term capital gains	Total distributions paid
Class A	$3,854		$—	$3,854		$7,832		$—	$7,832
Class C	109		—	109		251		—	251
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	22		—	22		52		—	52
Class F-2	739		—	739		1,702		—	1,702
Class F-3	85		—	85		190		—	190
Total	$4,809		$—	$4,809		$10,027		$—	$10,027

[3]	Amount less than one thousand.
[4]	Ordinary income may include both taxable and tax-exempt income.

40	American Funds Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	—	Not applicable	Not applicable
Preservation Portfolio	1,494,000	—	—
Tax-Exempt Preservation Portfolio	129,000	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Portfolio Series	41

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to any of the funds.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended April 30, 2024, Virginia529 waived total 529 and ABLE plan service fees of $13,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $1,886,000 were reduced to $1,873,000, both of which were equivalent to an annualized rate of 0.057% (with the exception of Preservation Portfolio, which had an annualized rate of 0.058%, which was reduced to an annualized rate of 0.057%) of the average daily net assets of each 529 and ABLE share class of each fund.

For the six months ended April 30, 2024, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$3,718	$1,733		Not applicable
Class C	1,743	203		Not applicable
Class T	—	—	*	Not applicable
Class F-1	62	30		Not applicable
Class F-2	Not applicable	305		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	820	372		$198
Class 529-C	172	19		10
Class 529-E	52	7		6
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	47		39
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	3	1		1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	23	2		Not applicable
Class R-2	410	186		Not applicable
Class R-2E	19	6		Not applicable
Class R-3	230	67		Not applicable
Class R-4	64	22		Not applicable
Class R-5E	Not applicable	19		Not applicable
Class R-5	Not applicable	4		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$7,316	$3,028		$254

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$12,509	$5,176		Not applicable
Class C	5,747	604		Not applicable
Class T	—	—	*	Not applicable
Class F-1	135	61		Not applicable
Class F-2	Not applicable	593		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	2,714	1,103		$652
Class 529-C	553	55		32
Class 529-E	207	22		24
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	118		101
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	14	3		4
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	223	20		Not applicable
Class R-2	923	405		Not applicable
Class R-2E	40	13		Not applicable
Class R-3	654	180		Not applicable
Class R-4	123	41		Not applicable
Class R-5E	Not applicable	51		Not applicable
Class R-5	Not applicable	10		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$23,842	$8,461		$813

Refer to the end of the tables for footnote.

42	American Funds Portfolio Series

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$13,809	$3,551		Not applicable
Class C	5,451	370		Not applicable
Class T	—	—	*	Not applicable
Class F-1	243	108		Not applicable
Class F-2	Not applicable	646		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	1,426	369		$339
Class 529-C	332	21		19
Class 529-E	111	8		13
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	40		48
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	10	2		3
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	104	9		Not applicable
Class R-2	814	343		Not applicable
Class R-2E	67	22		Not applicable
Class R-3	469	133		Not applicable
Class R-4	100	33		Not applicable
Class R-5E	Not applicable	25		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	6		Not applicable
Total class-specific expenses	$22,936	$5,696		$422

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$11,348	$2,314		Not applicable
Class C	4,477	240		Not applicable
Class T	—	—	*	Not applicable
Class F-1	128	54		Not applicable
Class F-2	Not applicable	570		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	737	148		$175
Class 529-C	190	9		11
Class 529-E	47	3		5
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	23		29
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	9	1		2
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	51	4		Not applicable
Class R-2	492	214		Not applicable
Class R-2E	29	10		Not applicable
Class R-3	356	101		Not applicable
Class R-4	95	33		Not applicable
Class R-5E	Not applicable	19		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	7		Not applicable
Total class-specific expenses	$17,959	$3,760		$222

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$6,721	$1,268		Not applicable
Class C	2,443	119		Not applicable
Class T	—	—	*	Not applicable
Class F-1	108	48		Not applicable
Class F-2	Not applicable	302		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	345	65		$85
Class 529-C	114	5		7
Class 529-E	20	1		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	12		16
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	4	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	14	1		Not applicable
Class R-2	159	72		Not applicable
Class R-2E	7	2		Not applicable
Class R-3	109	28		Not applicable
Class R-4	40	13		Not applicable
Class R-5E	Not applicable	6		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$10,084	$1,948		$111

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$4,771	$500
Class C	1,594	47
Class T	—	—	*
Class F-1	311	146
Class F-2	Not applicable	262
Class F-3	Not applicable	2
Total class-specific expenses	$6,676	$957

Refer to the end of the tables for footnote.

American Funds Portfolio Series	43

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$2,002	$559		Not applicable
Class C	333	29		Not applicable
Class T	—	—	*	Not applicable
Class F-1	25	14		Not applicable
Class F-2	Not applicable	91		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	198	65		$48
Class 529-C	44	4		3
Class 529-E	10	1		1
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	11		12
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	1	—	*	—	*
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	3	—	*	Not applicable
Class R-2	69	30		Not applicable
Class R-2E	1	—	*	Not applicable
Class R-3	65	19		Not applicable
Class R-4	13	5		Not applicable
Class R-5E	Not applicable	2		Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$2,764	$833		$64

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$530	$70
Class C	75	3
Class T	—	—
Class F-1	3	1
Class F-2	Not applicable	30
Class F-3	Not applicable	—	*
Total class-specific expenses	$608	$104

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$8	$6	$14
Growth Portfolio	23	17	40
Growth and Income Portfolio	22	17	39
Moderate Growth and Income Portfolio	18	13	31
Conservative Growth and Income Portfolio	10	7	17
Tax-Aware Conservative Growth and Income Portfolio	6	5	11
Preservation Portfolio	3	2	5
Tax-Exempt Preservation Portfolio	1	1	2

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

44	American Funds Portfolio Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2024, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$234,063	$135,525
Growth Portfolio	1,060,148	35,464
Growth and Income Portfolio	1,161,363	613,457
Moderate Growth and Income Portfolio	344,810	237,597
Conservative Growth and Income Portfolio	220,813	226,094
Tax-Aware Conservative Growth and Income Portfolio	211,086	195,597
Preservation Portfolio	50,932	209,813
Tax-Exempt Preservation Portfolio	10,638	62,921

American Funds Portfolio Series	45

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$166,137	8,032	$28,504		1,386		$(227,706)	(10,949)	$(33,065)	(1,531)
Class C	23,162	1,147	828		41		(56,140)	(2,784)	(32,150)	(1,596)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,399	439	454		22		(7,044)	(340)	2,809	121
Class F-2	53,794	2,561	6,833		331		(73,886)	(3,537)	(13,259)	(645)
Class F-3	19,964	965	3,027		147		(15,278)	(729)	7,713	383
Class 529-A	40,820	1,982	6,314		308		(39,472)	(1,923)	7,662	367
Class 529-C	3,337	167	52		2		(6,270)	(315)	(2,881)	(146)
Class 529-E	1,149	56	148		7		(999)	(48)	298	15
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	16,931	811	1,576		77		(9,984)	(476)	8,523	412
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	694	33	35		2		(105)	(5)	624	30
Class ABLE-F-2	75	4	5		—	†	(3)	— †	77	4
Class R-1	225	11	19		1		(420)	(20)	(176)	(8)
Class R-2	9,671	481	366		18		(17,108)	(850)	(7,071)	(351)
Class R-2E	319	15	35		2		(917)	(44)	(563)	(27)
Class R-3	11,669	568	648		32		(11,421)	(560)	896	40
Class R-4	4,677	227	497		24		(4,086)	(197)	1,088	54
Class R-5E	4,780	230	311		16		(3,741)	(181)	1,350	65
Class R-5	943	45	183		9		(2,873)	(139)	(1,747)	(85)
Class R-6	15,879	753	1,850		89		(16,478)	(773)	1,251	69
Total net increase (decrease)	$383,625	18,527	$51,685		2,514		$(493,931)	(23,870)	$(58,621)	(2,829)

Year ended October 31, 2023

Class A	$296,315	16,156	$183,834		11,182		$(370,687)	(20,296)	$109,462	7,042
Class C	44,498	2,500	22,632		1,410		(89,119)	(5,003)	(21,989)	(1,093)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,340	344	3,520		214		(15,661)	(853)	(5,801)	(295)
Class F-2	102,178	5,522	36,414		2,206		(124,329)	(6,848)	14,263	880
Class F-3	32,223	1,764	15,374		934		(47,280)	(2,589)	317	109
Class 529-A	81,041	4,427	40,061		2,443		(65,304)	(3,545)	55,798	3,325
Class 529-C	8,665	487	2,318		145		(14,576)	(817)	(3,593)	(185)
Class 529-E	2,084	115	1,223		75		(2,478)	(136)	829	54
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	25,282	1,379	7,374		449		(13,511)	(732)	19,145	1,096
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	782	43	168		10		(223)	(12)	727	41
Class ABLE-F-2	127	7	19		1		(19)	(1)	127	7
Class R-1	509	28	246		15		(538)	(30)	217	13
Class R-2	21,350	1,201	6,337		397		(24,073)	(1,363)	3,614	235
Class R-2E	1,252	70	371		23		(1,222)	(65)	401	28
Class R-3	18,742	1,031	5,081		312		(13,893)	(768)	9,930	575
Class R-4	8,506	459	2,888		176		(7,088)	(387)	4,306	248
Class R-5E	8,199	455	1,366		83		(3,867)	(210)	5,698	328
Class R-5	1,707	92	950		57		(1,304)	(71)	1,353	78
Class R-6	28,230	1,506	8,397		504		(20,481)	(1,098)	16,146	912
Total net increase (decrease)	$688,030	37,586	$338,576		20,636		$(815,653)	(44,824)	$210,953	13,398

Refer to the end of the tables for footnotes.

46	American Funds Portfolio Series

Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$827,457	36,192	$156,475		6,970		$(614,714)	(26,897)	$369,218	16,265
Class C	106,340	4,833	10,976		507		(174,329)	(7,931)	(57,013)	(2,591)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,742	603	1,676		74		(13,024)	(566)	2,394	111
Class F-2	168,890	7,366	22,314		988		(131,084)	(5,706)	60,120	2,648
Class F-3	25,057	1,102	4,944		220		(23,342)	(1,019)	6,659	303
Class 529-A	208,907	9,195	34,788		1,553		(110,081)	(4,844)	133,614	5,904
Class 529-C	13,234	606	1,044		49		(19,401)	(898)	(5,123)	(243)
Class 529-E	6,385	286	1,134		51		(3,871)	(171)	3,648	166
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	44,667	1,953	6,181		276		(20,961)	(924)	29,887	1,305
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	2,988	132	221		10		(338)	(15)	2,871	127
Class ABLE-F-2	278	13	10		—	†	(17)	(1)	271	12
Class R-1	2,459	112	443		21		(2,308)	(108)	594	25
Class R-2	26,200	1,204	2,531		117		(34,763)	(1,581)	(6,032)	(260)
Class R-2E	2,245	100	164		8		(1,815)	(78)	594	30
Class R-3	37,987	1,697	3,550		160		(30,661)	(1,372)	10,876	485
Class R-4	8,825	386	1,551		69		(6,476)	(287)	3,900	168
Class R-5E	13,367	587	1,268		56		(7,940)	(346)	6,695	297
Class R-5	3,037	130	695		31		(2,992)	(131)	740	30
Class R-6	46,502	1,999	4,690		207		(22,844)	(988)	28,348	1,218
Total net increase (decrease)	$1,558,567	68,496	$254,655		11,367		$(1,220,961)	(53,863)	$592,261	26,000

Year ended October 31, 2023

Class A	$1,272,418	64,695	$670,423		38,641		$(1,031,585)	(52,775)	$911,256	50,561
Class C	168,283	8,911	90,094		5,379		(273,303)	(14,446)	(14,926)	(156)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,374	974	7,610		438		(32,464)	(1,646)	(5,480)	(234)
Class F-2	233,302	11,722	87,223		5,001		(236,427)	(12,100)	84,098	4,623
Class F-3	47,599	2,420	20,981		1,207		(86,849)	(4,444)	(18,269)	(817)
Class 529-A	283,779	14,433	147,351		8,512		(183,870)	(9,314)	247,260	13,631
Class 529-C	23,407	1,236	8,950		535		(36,359)	(1,919)	(4,002)	(148)
Class 529-E	9,635	500	5,438		317		(6,593)	(336)	8,480	481
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	64,466	3,277	22,226		1,283		(33,546)	(1,691)	53,146	2,869
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	3,380	173	703		41		(633)	(32)	3,450	182
Class ABLE-F-2	255	13	24		1		(44)	(2)	235	12
Class R-1	4,228	223	3,123		186		(3,875)	(206)	3,476	203
Class R-2	43,887	2,326	17,704		1,058		(48,161)	(2,566)	13,430	818
Class R-2E	2,675	138	783		46		(1,414)	(75)	2,044	109
Class R-3	58,744	3,027	16,211		945		(39,114)	(2,032)	35,841	1,940
Class R-4	14,980	764	6,827		394		(16,299)	(833)	5,508	325
Class R-5E	19,394	998	3,938		228		(6,943)	(354)	16,389	872
Class R-5	6,925	345	2,880		164		(7,260)	(372)	2,545	137
Class R-6	63,182	3,192	15,043		860		(31,350)	(1,565)	46,875	2,487
Total net increase (decrease)	$2,339,913	119,367	$1,127,535		65,236		$(2,076,089)	(106,708)	$1,391,359	77,895

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	47

Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$757,313	42,965	$207,435		11,768		$(693,966)	(39,447)	$270,782	15,286
Class C	81,789	4,679	17,736		1,016		(180,232)	(10,323)	(80,707)	(4,628)
Class T	—	—	—		—		—	—	—	—
Class F-1	17,485	998	3,679		209		(21,132)	(1,209)	32	(2)
Class F-2	206,268	11,709	25,954		1,469		(170,423)	(9,694)	61,799	3,484
Class F-3	43,902	2,500	6,365		360		(33,564)	(1,902)	16,703	958
Class 529-A	100,498	5,721	22,909		1,300		(77,889)	(4,450)	45,518	2,571
Class 529-C	8,736	498	1,053		60		(12,493)	(719)	(2,704)	(161)
Class 529-E	2,714	155	820		47		(3,679)	(210)	(145)	(8)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,705	1,294	3,402		193		(12,872)	(729)	13,235	758
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,715	97	193		11		(398)	(23)	1,510	85
Class ABLE-F-2	265	14	15		1		(9)	— †	271	15
Class R-1	1,397	80	333		19		(1,669)	(96)	61	3
Class R-2	19,061	1,091	3,576		206		(27,526)	(1,572)	(4,889)	(275)
Class R-2E	2,563	148	397		22		(7,627)	(421)	(4,667)	(251)
Class R-3	25,200	1,461	3,408		195		(17,323)	(986)	11,285	670
Class R-4	7,326	416	1,591		91		(11,682)	(664)	(2,765)	(157)
Class R-5E	7,544	429	722		41		(4,384)	(249)	3,882	221
Class R-5	1,678	95	559		31		(2,478)	(139)	(241)	(13)
Class R-6	99,993	5,632	10,061		569		(53,173)	(3,027)	56,881	3,174
Total net increase (decrease)	$1,408,152	79,982	$310,208		17,608		$(1,332,519)	(75,860)	$385,841	21,730

Year ended October 31, 2023

Class A	$1,235,101	77,242	$559,234		36,901		$(1,120,917)	(70,273)	$673,418	43,870
Class C	141,300	8,893	61,026		4,072		(313,477)	(19,755)	(111,151)	(6,790)
Class T	—	—	—		—		—	—	—	—
Class F-1	22,727	1,412	10,863		717		(37,101)	(2,322)	(3,511)	(193)
Class F-2	238,673	14,871	70,197		4,619		(271,399)	(16,973)	37,471	2,517
Class F-3	52,481	3,300	17,734		1,169		(64,850)	(4,068)	5,365	401
Class 529-A	158,823	9,926	60,815		4,014		(126,148)	(7,846)	93,490	6,094
Class 529-C	15,322	963	3,607		241		(24,726)	(1,547)	(5,797)	(343)
Class 529-E	6,092	381	2,208		146		(4,324)	(270)	3,976	257
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	38,561	2,405	7,771		511		(16,237)	(1,014)	30,095	1,902
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	2,757	173	408		27		(596)	(37)	2,569	163
Class ABLE-F-2	180	11	25		2		(40)	(2)	165	11
Class R-1	2,113	133	1,032		69		(4,705)	(294)	(1,560)	(92)
Class R-2	37,469	2,370	10,685		714		(40,204)	(2,551)	7,950	533
Class R-2E	5,421	340	1,065		70		(2,142)	(136)	4,344	274
Class R-3	41,264	2,606	8,636		572		(30,656)	(1,936)	19,244	1,242
Class R-4	14,303	892	4,324		285		(16,670)	(1,044)	1,957	133
Class R-5E	10,274	641	1,528		100		(3,175)	(199)	8,627	542
Class R-5	3,803	237	1,593		105		(5,609)	(352)	(213)	(10)
Class R-6	115,958	7,244	23,855		1,566		(84,164)	(5,246)	55,649	3,564
Total net increase (decrease)	$2,142,622	134,040	$846,609		55,900		$(2,167,140)	(135,865)	$822,091	54,075

Refer to the end of the tables for footnotes.

48	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$552,179	32,762	$125,248		7,376		$(588,241)	(35,005)	$89,186	5,133
Class C	51,651	3,083	9,698		576		(160,322)	(9,595)	(98,973)	(5,936)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,991	412	1,460		86		(13,147)	(784)	(4,696)	(286)
Class F-2	123,603	7,335	17,077		1,003		(129,078)	(7,664)	11,602	674
Class F-3	32,547	1,930	4,945		291		(29,942)	(1,775)	7,550	446
Class 529-A	52,885	3,140	8,612		507		(54,237)	(3,232)	7,260	415
Class 529-C	5,611	333	406		24		(8,412)	(503)	(2,395)	(146)
Class 529-E	1,428	84	240		14		(1,851)	(111)	(183)	(13)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	13,778	820	1,526		90		(10,618)	(631)	4,686	279
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,763	104	118		7		(507)	(30)	1,374	81
Class ABLE-F-2	149	9	9		1		(50)	(3)	108	7
Class R-1	688	41	114		7		(1,559)	(92)	(757)	(44)
Class R-2	12,138	723	1,413		84		(17,774)	(1,054)	(4,223)	(247)
Class R-2E	707	42	118		7		(3,404)	(198)	(2,579)	(149)
Class R-3	16,458	979	1,860		110		(23,989)	(1,430)	(5,671)	(341)
Class R-4	9,433	558	1,074		63		(8,427)	(501)	2,080	120
Class R-5E	7,176	420	386		23		(4,503)	(266)	3,059	177
Class R-5	1,075	64	450		26		(3,074)	(181)	(1,549)	(91)
Class R-6	62,883	3,722	8,910		523		(59,678)	(3,533)	12,115	712
Total net increase (decrease)	$953,143	56,561	$183,664		10,818		$(1,118,813)	(66,588)	$17,994	791

Year ended October 31, 2023

Class A	$946,242	60,214	$456,731		30,210		$(1,086,006)	(69,223)	$316,967	21,201
Class C	103,042	6,599	49,667		3,316		(287,729)	(18,447)	(135,020)	(8,532)
Class T	—	—	—		—		—	—	—	—
Class F-1	11,302	719	5,932		392		(24,896)	(1,581)	(7,662)	(470)
Class F-2	201,974	12,834	61,830		4,081		(255,996)	(16,297)	7,808	618
Class F-3	52,978	3,381	17,886		1,182		(72,742)	(4,646)	(1,878)	(83)
Class 529-A	87,671	5,580	31,569		2,088		(98,799)	(6,270)	20,441	1,398
Class 529-C	10,419	665	2,210		147		(22,149)	(1,411)	(9,520)	(599)
Class 529-E	2,197	141	992		66		(3,559)	(226)	(370)	(19)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	17,071	1,085	5,156		341		(16,477)	(1,045)	5,750	381
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	2,402	153	318		21		(372)	(24)	2,348	150
Class ABLE-F-2	222	14	24		2		(70)	(5)	176	11
Class R-1	1,464	94	494		33		(1,600)	(104)	358	23
Class R-2	21,994	1,411	6,117		408		(30,778)	(1,977)	(2,667)	(158)
Class R-2E	2,256	144	475		32		(2,232)	(143)	499	33
Class R-3	26,241	1,675	7,215		478		(28,401)	(1,822)	5,055	331
Class R-4	13,544	863	4,107		272		(19,469)	(1,241)	(1,818)	(106)
Class R-5E	6,796	435	1,146		76		(3,473)	(220)	4,469	291
Class R-5	3,541	224	1,683		111		(5,536)	(352)	(312)	(17)
Class R-6	123,804	7,879	30,812		2,031		(127,114)	(8,040)	27,502	1,870
Total net increase (decrease)	$1,635,160	104,110	$684,367		45,287		$(2,087,398)	(133,074)	$232,129	16,323

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	49

Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$293,259	23,202	$161,466		12,681		$(449,512)	(35,617)	$5,213	266
Class C	30,102	2,397	13,352		1,054		(85,778)	(6,843)	(42,324)	(3,392)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,267	1,280	2,612		205		(10,738)	(848)	8,141	637
Class F-2	92,686	7,309	18,935		1,485		(88,218)	(6,981)	23,403	1,813
Class F-3	19,106	1,512	3,644		286		(15,004)	(1,187)	7,746	611
Class 529-A	46,711	3,694	9,033		710		(38,006)	(3,014)	17,738	1,390
Class 529-C	4,332	343	618		49		(6,445)	(514)	(1,495)	(122)
Class 529-E	1,238	98	239		19		(1,350)	(109)	127	8
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	9,713	770	1,748		137		(8,089)	(640)	3,372	267
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	719	57	126		10		(294)	(24)	551	43
Class ABLE-F-2	96	7	9		1		(2)	— †	103	8
Class R-1	542	44	74		6		(606)	(48)	10	2
Class R-2	3,871	309	1,150		91		(5,547)	(440)	(526)	(40)
Class R-2E	190	15	66		5		(1,164)	(90)	(908)	(70)
Class R-3	6,356	502	1,294		102		(7,319)	(579)	331	25
Class R-4	1,881	148	979		77		(4,148)	(331)	(1,288)	(106)
Class R-5E	2,209	176	288		23		(1,346)	(106)	1,151	93
Class R-5	2,362	186	297		23		(1,694)	(132)	965	77
Class R-6	22,764	1,798	4,027		315		(18,628)	(1,474)	8,163	639
Total net increase (decrease)	$554,404	43,847	$219,957		17,279		$(743,888)	(58,977)	$30,473	2,149

Year ended October 31, 2023

Class A	$646,307	52,524	$266,687		22,055		$(826,168)	(67,367)	$86,826	7,212
Class C	67,277	5,504	25,045		2,082		(185,839)	(15,227)	(93,517)	(7,641)
Class T	—	—	—		—		—	—	—	—
Class F-1	22,313	1,813	4,104		339		(21,984)	(1,791)	4,433	361
Class F-2	171,154	13,870	31,640		2,612		(189,526)	(15,393)	13,268	1,089
Class F-3	26,093	2,119	6,166		510		(33,537)	(2,725)	(1,278)	(96)
Class 529-A	63,973	5,210	14,370		1,189		(68,764)	(5,584)	9,579	815
Class 529-C	7,234	591	1,136		94		(11,300)	(921)	(2,930)	(236)
Class 529-E	1,760	143	432		36		(3,005)	(244)	(813)	(65)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	16,876	1,378	2,655		220		(15,190)	(1,236)	4,341	362
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	1,292	105	166		14		(266)	(22)	1,192	97
Class ABLE-F-2	91	7	11		1		(38)	(3)	64	5
Class R-1	548	45	105		9		(300)	(25)	353	29
Class R-2	8,818	722	1,869		156		(8,712)	(712)	1,975	166
Class R-2E	1,376	113	64		5		(94)	(8)	1,346	110
Class R-3	10,075	822	2,063		171		(12,772)	(1,042)	(634)	(49)
Class R-4	6,969	565	1,559		128		(8,106)	(657)	422	36
Class R-5E	2,370	193	370		31		(1,519)	(124)	1,221	100
Class R-5	1,669	135	516		43		(3,113)	(257)	(928)	(79)
Class R-6	51,909	4,223	5,409		446		(22,593)	(1,840)	34,725	2,829
Total net increase (decrease)	$1,108,104	90,082	$364,370		30,141		$(1,412,826)	(115,178)	$59,648	5,045

Refer to the end of the tables for footnotes.

50	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$215,351	14,244	$102,898	6,827	$(255,584)	(17,000)	$62,665	4,071
Class C	20,332	1,359	8,725	584	(43,803)	(2,930)	(14,746)	(987)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,796	1,568	7,571	502	(35,694)	(2,371)	(4,327)	(301)
Class F-2	67,128	4,432	15,581	1,032	(62,522)	(4,158)	20,187	1,306
Class F-3	17,091	1,139	4,326	287	(13,093)	(870)	8,324	556
Total net increase (decrease)	$343,698	22,742	$139,101	9,232	$(410,696)	(27,329)	$72,103	4,645

Year ended October 31, 2023

Class A	$387,964	27,004	$141,664	10,076	$(538,305)	(37,557)	$(8,677)	(477)
Class C	37,949	2,664	12,860	923	(94,569)	(6,641)	(43,760)	(3,054)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,261	2,599	10,779	767	(57,641)	(4,013)	(9,601)	(647)
Class F-2	133,893	9,308	21,689	1,540	(136,312)	(9,492)	19,270	1,356
Class F-3	35,676	2,489	5,899	419	(36,713)	(2,565)	4,862	343
Total net increase (decrease)	$632,743	44,064	$192,891	13,725	$(863,540)	(60,268)	$(37,906)	(2,479)

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	51

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$155,563	16,633	$25,120		2,689		$(306,425)	(32,776)	$(125,742)	(13,454)
Class C	4,513	484	1,019		109		(18,898)	(2,028)	(13,366)	(1,435)
Class T	—	—	—		—		—	—	—	—
Class F-1	314	33	380		41		(3,763)	(402)	(3,069)	(328)
Class F-2	32,247	3,450	3,539		379		(52,236)	(5,586)	(16,450)	(1,757)
Class F-3	6,950	743	1,220		131		(12,008)	(1,284)	(3,838)	(410)
Class 529-A	25,980	2,777	3,149		337		(30,285)	(3,236)	(1,156)	(122)
Class 529-C	1,966	211	133		14		(3,023)	(324)	(924)	(99)
Class 529-E	578	62	73		8		(868)	(93)	(217)	(23)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	10,911	1,166	878		94		(9,117)	(974)	2,672	286
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	296	31	25		3		(205)	(22)	116	12
Class ABLE-F-2	84	9	3		—	†	(35)	(3)	52	6
Class R-1	22	2	10		1		(138)	(15)	(106)	(12)
Class R-2	1,470	158	288		31		(2,853)	(308)	(1,095)	(119)
Class R-2E	52	6	3		—	†	(408)	(44)	(353)	(38)
Class R-3	3,241	347	474		51		(4,780)	(511)	(1,065)	(113)
Class R-4	745	79	212		23		(1,403)	(150)	(446)	(48)
Class R-5E	325	35	58		6		(189)	(21)	194	20
Class R-5	674	72	85		9		(731)	(77)	28	4
Class R-6	11,381	1,217	663		71		(6,473)	(692)	5,571	596
Total net increase (decrease)	$257,312	27,515	$37,332		3,997		$(453,838)	(48,546)	$(159,194)	(17,034)

Year ended October 31, 2023

Class A	$312,878	33,418	$49,166		5,274		$(626,646)	(66,992)	$(264,602)	(28,300)
Class C	9,440	1,010	2,192		236		(42,501)	(4,553)	(30,869)	(3,307)
Class T	—	—	—		—		—	—	—	—
Class F-1	2,345	250	850		91		(13,505)	(1,445)	(10,310)	(1,104)
Class F-2	84,552	9,018	8,423		903		(224,294)	(23,934)	(131,319)	(14,013)
Class F-3	27,101	2,899	2,134		229		(32,090)	(3,428)	(2,855)	(300)
Class 529-A	45,672	4,880	5,666		608		(63,344)	(6,777)	(12,006)	(1,289)
Class 529-C	4,025	431	256		28		(6,688)	(717)	(2,407)	(258)
Class 529-E	1,505	160	138		15		(2,163)	(232)	(520)	(57)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	16,029	1,713	1,411		151		(14,782)	(1,581)	2,658	283
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	577	61	34		4		(262)	(28)	349	37
Class ABLE-F-2	70	7	4		—	†	(34)	(3)	40	4
Class R-1	278	29	18		2		(317)	(33)	(21)	(2)
Class R-2	5,236	564	474		52		(4,911)	(529)	799	87
Class R-2E	284	30	19		2		(360)	(39)	(57)	(7)
Class R-3	7,011	748	829		89		(9,263)	(990)	(1,423)	(153)
Class R-4	1,209	130	376		40		(3,093)	(330)	(1,508)	(160)
Class R-5E	598	64	103		11		(1,560)	(166)	(859)	(91)
Class R-5	457	49	175		19		(2,492)	(264)	(1,860)	(196)
Class R-6	13,873	1,476	1,187		127		(18,446)	(1,972)	(3,386)	(369)
Total net increase (decrease)	$533,140	56,937	$73,455		7,881		$(1,066,751)	(114,013)	$(460,156)	(49,195)

Refer to the end of the tables for footnotes.

52	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$24,965	2,623	$3,830	402	$(68,992)	(7,263)	$(40,197)	(4,238)
Class C	304	32	108	12	(4,248)	(446)	(3,836)	(402)
Class T	—	—	—	—	—	—	—	—
Class F-1	37	4	21	2	(364)	(38)	(306)	(32)
Class F-2	8,425	887	735	77	(17,077)	(1,800)	(7,917)	(836)
Class F-3	2,198	232	83	9	(2,342)	(246)	(61)	(5)
Total net increase (decrease)	$35,929	3,778	$4,777	502	$(93,023)	(9,793)	$(52,317)	(5,513)

Year ended October 31, 2023

Class A	$96,261	10,198	$7,776	826	$(195,043)	(20,681)	$(91,006)	(9,657)
Class C	2,632	280	249	27	(11,537)	(1,227)	(8,656)	(920)
Class T	—	—	—	—	—	—	—	—
Class F-1	581	61	50	5	(1,572)	(166)	(941)	(100)
Class F-2	26,515	2,816	1,698	180	(61,999)	(6,564)	(33,786)	(3,568)
Class F-3	3,286	348	186	20	(11,520)	(1,221)	(8,048)	(853)
Total net increase (decrease)	$129,275	13,703	$9,959	1,058	$(281,671)	(29,859)	$(142,437)	(15,098)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Portfolio Series	53

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$17.86	$.18	$3.51	$3.69	$(.20)	$—	$(.20)	$21.35	20.67%[8]		$3,118		.37%[9]		.37%[9]		.82%[9]		1.72%[9]
10/31/2023	17.43	.14	1.62	1.76	(.14)	(1.19)	(1.33)	17.86	10.74		2,635		.37		.37		.81		.75
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10)	(.71)	(.81)	17.43	(29.17)		2,449		.36		.36		.80		.57
10/31/2021	18.70	.06	6.84	6.90	(.06)	(.11)	(.17)	25.43	37.07		3,473		.37		.37		.80		.25
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09		2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55		2,042		.40		.40		.83		1.04
Class C:
4/30/2024[6,7]	17.32	.10	3.40	3.50	(.05)	—	(.05)	20.77	20.20	[8]	347		1.12	[9]	1.12	[9]	1.57	[9]	1.00	[9]
10/31/2023	16.92	— [10]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97		317		1.13		1.13		1.57		.02
10/31/2022	24.81	(.03)	(7.15)	(7.18)	—	(.71)	(.71)	16.92	(29.77)		328		1.12		1.12		1.56		(.17)
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07		522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25		402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74		384		1.15		1.15		1.58		.31
Class T:
4/30/2024[6,7]	17.91	.20	3.52	3.72	(.25)	—	(.25)	21.38	20.82	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.57	[9,11]	1.97	[9,11]
10/31/2023	17.47	.20	1.62	1.82	(.19)	(1.19)	(1.38)	17.91	11.10	[11]	—	[12]	.09	[11]	.09	[11]	.53	[11]	1.07	[11]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16)	(.71)	(.87)	17.47	(29.02)[11]		—	[12]	.11	[11]	.11	[11]	.55	[11]	.84	[11]
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36	[11]	—	[12]	.13	[11]	.13	[11]	.56	[11]	.50	[11]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39	[11]	—	[12]	.14	[11]	.14	[11]	.58	[11]	1.11	[11]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87	[11]	—	[12]	.15	[11]	.15	[11]	.58	[11]	1.35	[11]
Class F-1:
4/30/2024[6,7]	17.90	.18	3.51	3.69	(.19)	—	(.19)	21.40	20.64	[8]	56		.38	[9]	.38	[9]	.83	[9]	1.72	[9]
10/31/2023	17.45	.14	1.63	1.77	(.13)	(1.19)	(1.32)	17.90	10.78		45		.38		.38		.82		.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09)	(.71)	(.80)	17.45	(29.23)		49		.39		.39		.83		.58
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05		78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14		90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59		82		.40		.40		.83		1.07
Class F-2:
4/30/2024[6,7]	17.97	.21	3.51	3.72	(.24)	—	(.24)	21.45	20.78	[8]	599		.11	[9]	.11	[9]	.56	[9]	1.98	[9]
10/31/2023	17.52	.19	1.63	1.82	(.18)	(1.19)	(1.37)	17.97	11.09		514		.12		.12		.56		1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16)	(.71)	(.87)	17.52	(29.06)		485		.12		.12		.56		.85
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50		795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36		464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89		422		.14		.14		.57		1.34
Class F-3:
4/30/2024[6,7]	17.93	.21	3.53	3.74	(.26)	—	(.26)	21.41	20.94	[8]	251		.01	[9]	.01	[9]	.46	[9]	2.06	[9]
10/31/2023	17.50	.21	1.62	1.83	(.21)	(1.19)	(1.40)	17.93	11.15		204		.01		.01		.45		1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19)	(.71)	(.90)	17.50	(28.96)		197		.01		.01		.45		.90
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62		254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51		142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98		74		.02		.02		.45		1.41

Refer to the end of the tables for footnotes.

54	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$17.81	$.17	$3.50	$3.67	$(.19)	$—	$(.19)	$21.29	20.64%[8]		$720		.41%[9]		.41%[9]		.86%[9]		1.67%[9]
10/31/2023	17.38	.13	1.62	1.75	(.13)	(1.19)	(1.32)	17.81	10.73		595		.42		.42		.86		.70
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10)	(.71)	(.81)	17.38	(29.24)		523		.40		.40		.84		.52
10/31/2021	18.66	.05	6.84	6.89	(.06)	(.11)	(.17)	25.38	37.08		699		.40		.40		.83		.22
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03		449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56		346		.44		.44		.87		.99
Class 529-C:
4/30/2024[6,7]	17.30	.09	3.40	3.49	(.03)	—	(.03)	20.76	20.18	[8]	34		1.18	[9]	1.18	[9]	1.63	[9]	.92	[9]
10/31/2023	16.92	(.01)	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84		31		1.19		1.19		1.63		(.03)
10/31/2022	24.80	(.04)	(7.13)	(7.17)	—	(.71)	(.71)	16.92	(29.74)		34		1.16		1.16		1.60		(.20)
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02		59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17		47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64		79		1.21		1.21		1.64		.27
Class 529-E:
4/30/2024[6,7]	17.67	.15	3.48	3.63	(.15)	—	(.15)	21.15	20.55	[8]	21		.64	[9]	.64	[9]	1.09	[9]	1.44	[9]
10/31/2023	17.26	.09	1.60	1.69	(.09)	(1.19)	(1.28)	17.67	10.41		18		.64		.64		1.08		.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.26	(29.37)		16		.63		.63		1.07		.30
10/31/2021	18.54	— [10]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73		22		.62		.62		1.05		—	[13]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78		15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30		13		.65		.65		1.08		.80
Class 529-T:
4/30/2024[6,7]	17.90	.20	3.51	3.71	(.24)	—	(.24)	21.37	20.75	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.63	[9,11]	1.90	[9,11]
10/31/2023	17.46	.18	1.63	1.81	(.18)	(1.19)	(1.37)	17.90	11.04	[11]	—	[12]	.16	[11]	.16	[11]	.60	[11]	.96	[11]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15)	(.71)	(.86)	17.46	(29.07)[11]		—	[12]	.16	[11]	.16	[11]	.60	[11]	.78	[11]
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32	[11]	—	[12]	.18	[11]	.18	[11]	.61	[11]	.44	[11]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36	[11]	—	[12]	.19	[11]	.19	[11]	.63	[11]	1.02	[11]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80	[11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	1.27	[11]
Class 529-F-1:
4/30/2024[6,7]	17.89	.19	3.52	3.71	(.23)	—	(.23)	21.37	20.78	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.64	[9,11]	1.89	[9,11]
10/31/2023	17.46	.17	1.62	1.79	(.17)	(1.19)	(1.36)	17.89	10.94	[11]	—	[12]	.19	[11]	.19	[11]	.63	[11]	.92	[11]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14)	(.71)	(.85)	17.46	(29.07)[11]		—	[12]	.20	[11]	.20	[11]	.64	[11]	.73	[11]
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32	[11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	.43	[11]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35	[11]	—	[12]	.18	[11]	.18	[11]	.62	[11]	.97	[11]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75		40		.20		.20		.63		1.18
Class 529-F-2:
4/30/2024[6,7]	17.86	.20	3.52	3.72	(.25)	—	(.25)	21.33	20.86	[8]	143		.14	[9]	.14	[9]	.59	[9]	1.91	[9]
10/31/2023	17.43	.18	1.62	1.80	(.18)	(1.19)	(1.37)	17.86	11.06		113		.11		.11		.55		.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15)	(.71)	(.86)	17.43	(29.05)		91		.13		.13		.57		.76
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36		106		.17		.17		.60		.43
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—		56		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$17.86	$.21	$3.50	$3.71	$(.25)	$—	$(.25)	$21.32	20.84%[8]	$—	[12]	.07%[9]		.07%[9]		.52%[9]		2.01%[9]
10/31/2023	17.43	.19	1.62	1.81	(.19)	(1.19)	(1.38)	17.86	11.11	—	[12]	.08		.08		.52		1.04
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17)	(.71)	(.88)	17.43	(29.00)	—	[12]	.08		.08		.52		.86
10/31/2021	18.70	.19	6.78	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.11		.07		.50		.79
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	17.78	.18	3.50	3.68	(.21)	—	(.21)	21.25	20.76 [8]	4		.31	[9]	.26	[9]	.71	[9]	1.74 [9]
10/31/2023	17.35	.15	1.63	1.78	(.16)	(1.19)	(1.35)	17.78	10.93	3		.31		.25		.69		.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14)	(.71)	(.85)	17.35	(29.13)	2		.30		.24		.68		.62
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24		.18		.61		.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
Class ABLE-F-2:
4/30/2024[6,7]	17.87	.20	3.51	3.71	(.24)	—	(.24)	21.34	20.83 [8]	1		.13	[9]	.07	[9]	.52	[9]	1.93 [9]
10/31/2023	17.44	.17	1.64	1.81	(.19)	(1.19)	(1.38)	17.87	11.08	—	[12]	.13		.07		.51		.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17)	(.71)	(.88)	17.44	(28.96)	—	[12]	.12		.06		.50		.70
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.12		.05		.48		.40
10/31/2020[6,14]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	17.48	.10	3.43	3.53	(.08)	—	(.08)	20.93	20.23 [8]	5		1.05	[9]	1.05	[9]	1.50	[9]	1.02 [9]
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4		.98		.98		1.42		.12
10/31/2022	24.95	(.01)	(7.19)	(7.20)	—	(.71)	(.71)	17.04	(29.68)	4		1.02		1.02		1.46		(.07)
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02		1.02		1.45		(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
Class R-2:
4/30/2024[6,7]	17.26	.10	3.40	3.50	(.07)	—	(.07)	20.69	20.26 [8]	110		1.10	[9]	1.10	[9]	1.55	[9]	1.03 [9]
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98		1.10		1.10		1.54		.03
10/31/2022	24.72	(.03)	(7.11)	(7.14)	—	(.71)	(.71)	16.87	(29.71)	92		1.10		1.10		1.54		(.16)
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10		1.10		1.53		(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
Class R-2E:
4/30/2024[6,7]	17.58	.13	3.46	3.59	(.11)	—	(.11)	21.06	20.45 [8]	6		.81	[9]	.81	[9]	1.26	[9]	1.29 [9]
10/31/2023	17.17	.05	1.61	1.66	(.06)	(1.19)	(1.25)	17.58	10.25	5		.81		.81		1.25		.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01)	(.71)	(.72)	17.17	(29.52)	5		.82		.82		1.26		.10
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82		.82		1.25		(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60

Refer to the end of the tables for footnotes.

56	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$17.67	$.14	$3.48	$3.62	$(.15)	$—	$(.15)	$21.14	20.50%[8]	$96	.66%[9]		.66%[9]		1.11%[9]		1.39%[9]
10/31/2023	17.25	.08	1.61	1.69	(.08)	(1.19)	(1.27)	17.67	10.46	79	.65		.65		1.09		.45
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.25	(29.40)	68	.65		.65		1.09		.28
10/31/2021	18.53	(.01)	6.79	6.78	(.01)	(.11)	(.12)	25.19	36.73	94	.65		.65		1.08		(.03)
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62	.67		.67		1.11		.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52	.67		.67		1.10		.76
Class R-4:
4/30/2024[6,7]	17.82	.17	3.51	3.68	(.20)	—	(.20)	21.30	20.70 [8]	53	.35	[9]	.35	[9]	.80	[9]	1.70	[9]
10/31/2023	17.39	.14	1.62	1.76	(.14)	(1.19)	(1.33)	17.82	10.82	43	.36		.36		.80		.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11)	(.71)	(.82)	17.39	(29.20)	38	.33		.33		.77		.58
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49	.34		.34		.77		.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32	.35		.35		.79		.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24	.37		.37		.80		1.05
Class R-5E:
4/30/2024[6,7]	17.82	.20	3.50	3.70	(.24)	—	(.24)	21.28	20.81 [8]	29	.15	[9]	.15	[9]	.60	[9]	1.90	[9]
10/31/2023	17.40	.16	1.63	1.79	(.18)	(1.19)	(1.37)	17.82	10.98	23	.15		.15		.59		.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16)	(.71)	(.87)	17.40	(29.05)	17	.16		.16		.60		.72
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18	.15		.15		.58		.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9	.16		.16		.60		.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6	.16		.16		.59		1.02
Class R-5:
4/30/2024[6,7]	18.08	.23	3.53	3.76	(.25)	—	(.25)	21.59	20.88 [8]	15	.06	[9]	.06	[9]	.51	[9]	2.19	[9]
10/31/2023	17.63	.19	1.64	1.83	(.19)	(1.19)	(1.38)	18.08	11.12	14	.06		.06		.50		1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17)	(.71)	(.88)	17.63	(28.99)	12	.06		.06		.50		.86
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17	.06		.06		.49		.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11	.07		.07		.51		1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9	.08		.08		.51		1.38
Class R-6:
4/30/2024[6,7]	18.13	.22	3.55	3.77	(.26)	—	(.26)	21.64	20.87 [8]	152	.01	[9]	.01	[9]	.46	[9]	2.07	[9]
10/31/2023	17.68	.20	1.65	1.85	(.21)	(1.19)	(1.40)	18.13	11.15	126	.01		.01		.45		1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19)	(.71)	(.90)	17.68	(28.95)	106	.01		.01		.45		.92
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146	.01		.01		.44		.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91	.02		.02		.46		1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79	.03		.03		.46		1.36

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$19.36	$.14	$4.34	$4.48	$(.16)	$(.20)	$(.36)	$23.48	23.23%[8]		$10,575		.36%[9]		.36%[9]		.74%[9]		1.22%[9]
10/31/2023	19.25	.09	1.77	1.86	(.06)	(1.69)	(1.75)	19.36	10.73		8,407		.37		.37		.75		.44
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01)	(.90)	(.91)	19.25	(28.11)		7,384		.36		.36		.73		.16
10/31/2021	20.30	.06	8.12	8.18	(.10)	(.69)	(.79)	27.69	41.12		9,462		.36		.36		.73		.25
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43		6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
Class C:
4/30/2024[6,7]	18.57	.05	4.16	4.21	— [10]	(.20)	(.20)	22.58	22.75	[8]	1,165		1.11	[9]	1.11	[9]	1.49	[9]	.50	[9]
10/31/2023	18.60	(.06)	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91		1,006		1.12		1.12		1.50		(.29)
10/31/2022	26.98	(.12)	(7.36)	(7.48)	—	(.90)	(.90)	18.60	(28.67)		1,011		1.11		1.11		1.48		(.58)
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02		1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [10]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[13]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
Class T:
4/30/2024[6,7]	19.42	.17	4.33	4.50	(.21)	(.20)	(.41)	23.51	23.30	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.50	[9,11]
10/31/2023	19.30	.15	1.77	1.92	(.11)	(1.69)	(1.80)	19.42	11.08	[11]	—	[12]	.09	[11]	.09	[11]	.47	[11]	.76	[11]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06)	(.90)	(.96)	19.30	(27.91)[11]		—	[12]	.10	[11]	.10	[11]	.47	[11]	.44	[11]
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37	[11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	.50	[11]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[11]	—	[12]	.13	[11]	.13	[11]	.49	[11]	1.03	[11]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.19	[11]
Class F-1:
4/30/2024[6,7]	19.38	.14	4.32	4.46	(.15)	(.20)	(.35)	23.49	23.14	[8]	113		.37	[9]	.37	[9]	.75	[9]	1.21	[9]
10/31/2023	19.25	.09	1.78	1.87	(.05)	(1.69)	(1.74)	19.38	10.75		91		.37		.37		.75		.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90)	(.90)	19.25	(28.11)		95		.38		.38		.75		.15
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05		127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
Class F-2:
4/30/2024[6,7]	19.50	.17	4.37	4.54	(.21)	(.20)	(.41)	23.63	23.39	[8]	1,351		.10	[9]	.10	[9]	.48	[9]	1.48	[9]
10/31/2023	19.38	.14	1.78	1.92	(.11)	(1.69)	(1.80)	19.50	11.01		1,064		.11		.11		.49		.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07)	(.90)	(.97)	19.38	(27.92)		967		.12		.12		.49		.41
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43		1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
Class F-3:
4/30/2024[6,7]	19.46	.18	4.35	4.53	(.23)	(.20)	(.43)	23.56	23.38	[8]	277		.01	[9]	.01	[9]	.39	[9]	1.59	[9]
10/31/2023	19.35	.17	1.76	1.93	(.13)	(1.69)	(1.82)	19.46	11.12		223		.01		.01		.39		.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09)	(.90)	(.99)	19.35	(27.84)		237		.01		.01		.38		.51
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58		290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16

Refer to the end of the tables for footnotes.

58	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$19.32	$.13	$4.32	$4.45	$(.15)	$(.20)	$(.35)	$23.42	23.13%[8]		$2,413		.41%[9]		.41%[9]		.79%[9]		1.17%[9]
10/31/2023	19.21	.08	1.77	1.85	(.05)	(1.69)	(1.74)	19.32	10.70		1,876		.41		.41		.79		.39
10/31/2022	27.63	.03	(7.55)	(7.52)	— [10]	(.90)	(.90)	19.21	(28.12)		1,604		.40		.40		.77		.12
10/31/2021	20.26	.05	8.11	8.16	(.10)	(.69)	(.79)	27.63	41.07		2,002		.39		.39		.76		.21
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
Class 529-C:
4/30/2024[6,7]	18.53	.05	4.14	4.19	—	(.20)	(.20)	22.52	22.68	[8]	113		1.17	[9]	1.17	[9]	1.55	[9]	.43	[9]
10/31/2023	18.57	(.07)	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87		98		1.18		1.18		1.56		(.35)
10/31/2022	26.94	(.13)	(7.34)	(7.47)	—	(.90)	(.90)	18.57	(28.67)		101		1.16		1.16		1.53		(.62)
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
Class 529-E:
4/30/2024[6,7]	19.08	.11	4.27	4.38	(.11)	(.20)	(.31)	23.15	23.03	[8]	87		.62	[9]	.62	[9]	1.00	[9]	.96	[9]
10/31/2023	18.99	.03	1.76	1.79	(.01)	(1.69)	(1.70)	19.08	10.47		69		.63		.63		1.01		.18
10/31/2022	27.39	(.02)	(7.48)	(7.50)	—	(.90)	(.90)	18.99	(28.30)		59		.61		.61		.98		(.09)
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
Class 529-T:
4/30/2024[6,7]	19.40	.16	4.35	4.51	(.20)	(.20)	(.40)	23.51	23.35	[8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.54	[9,11]	1.43	[9,11]
10/31/2023	19.29	.13	1.77	1.90	(.10)	(1.69)	(1.79)	19.40	10.96	[11]	—	[12]	.16	[11]	.16	[11]	.54	[11]	.66	[11]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05)	(.90)	(.95)	19.29	(27.96)[11]		—	[12]	.15	[11]	.15	[11]	.52	[11]	.38	[11]
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[11]	—	[12]	.17	[11]	.17	[11]	.54	[11]	.44	[11]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.94	[11]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[11]	—	[12]	.18	[11]	.18	[11]	.56	[11]	1.12	[11]
Class 529-F-1:
4/30/2024[6,7]	19.43	.16	4.34	4.50	(.19)	(.20)	(.39)	23.54	23.27	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.41	[9,11]
10/31/2023	19.31	.12	1.78	1.90	(.09)	(1.69)	(1.78)	19.43	10.96	[11]	—	[12]	.19	[11]	.19	[11]	.57	[11]	.62	[11]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05)	(.90)	(.95)	19.31	(27.97)[11]		—	[12]	.20	[11]	.20	[11]	.57	[11]	.34	[11]
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	.41	[11]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.89	[11]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
Class 529-F-2:
4/30/2024[6,7]	19.37	.16	4.34	4.50	(.21)	(.20)	(.41)	23.46	23.33	[8]	381		.14	[9]	.14	[9]	.52	[9]	1.42	[9]
10/31/2023	19.26	.13	1.78	1.91	(.11)	(1.69)	(1.80)	19.37	11.02		289		.12		.12		.50		.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06)	(.90)	(.96)	19.26	(27.94)		232		.13		.13		.50		.40
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$19.36	$.17	$4.33	$4.50	$(.21)	$(.20)	$(.41)	$23.45	23.39%[8]	$—	[12]	.07%[9]		.07%[9]		.45%[9]		1.52%[9]
10/31/2023	19.25	.15	1.77	1.92	(.12)	(1.69)	(1.81)	19.36	11.10	—	[12]	.07		.07		.45		.74
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08)	(.90)	(.98)	19.25	(27.90)	—	[12]	.07		.07		.44		.46
10/31/2021	20.30	.14	8.10	8.24	(.17)	(.69)	(.86)	27.68	41.48	—	[12]	.11		.07		.44		.55
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	19.29	.14	4.32	4.46	(.17)	(.20)	(.37)	23.38	23.24 [8]	16		.32	[9]	.26	[9]	.64	[9]	1.25 [9]
10/31/2023	19.18	.10	1.78	1.88	(.08)	(1.69)	(1.77)	19.29	10.90	11		.32		.26		.64		.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04)	(.90)	(.94)	19.18	(28.02)	7		.31		.25		.62		.23
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24		.18		.55		.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
Class ABLE-F-2:
4/30/2024[6,7]	19.38	.16	4.35	4.51	(.21)	(.20)	(.41)	23.48	23.39 [8]	1		.12	[9]	.06	[9]	.44	[9]	1.37 [9]
10/31/2023	19.27	.13	1.79	1.92	(.12)	(1.69)	(1.81)	19.38	11.07	—	[12]	.12		.06		.44		.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08)	(.90)	(.98)	19.27	(27.91)	—	[12]	.11		.05		.42		.41
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[12]	.11		.04		.41		.34
10/31/2020[6,14]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	18.64	.05	4.17	4.22	(.02)	(.20)	(.22)	22.64	22.69 [8]	47		1.10	[9]	1.10	[9]	1.48	[9]	.50 [9]
10/31/2023	18.66	(.05)	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38		1.10		1.10		1.48		(.28)
10/31/2022	27.05	(.12)	(7.37)	(7.49)	—	(.90)	(.90)	18.66	(28.63)	34		1.10		1.10		1.47		(.57)
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10		1.10		1.47		(.50)
10/31/2020	18.44	— [10]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
Class R-2:
4/30/2024[6,7]	18.57	.06	4.15	4.21	(.02)	(.20)	(.22)	22.56	22.74 [8]	251		1.09	[9]	1.09	[9]	1.47	[9]	.53 [9]
10/31/2023	18.59	(.05)	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212		1.09		1.09		1.47		(.27)
10/31/2022	26.96	(.12)	(7.35)	(7.47)	—	(.90)	(.90)	18.59	(28.65)	197		1.10		1.10		1.47		(.55)
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09		1.09		1.46		(.47)
10/31/2020	18.37	— [10]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
Class R-2E:
4/30/2024[6,7]	18.89	.08	4.23	4.31	(.08)	(.20)	(.28)	22.92	22.92 [8]	14		.81	[9]	.81	[9]	1.19	[9]	.75 [9]
10/31/2023	18.84	— [10]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11		.81		.81		1.19		(.01)
10/31/2022	27.22	(.05)	(7.43)	(7.48)	—	(.90)	(.90)	18.84	(28.41)	9		.82		.82		1.19		(.24)
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81		.81		1.18		(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39

Refer to the end of the tables for footnotes.

60	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$19.11	$.10	$4.28	$4.38	$(.11)	$(.20)	$(.31)	$23.18	22.99%[8]	$276	.65%[9]		.65%[9]		1.03%[9]		.93%[9]
10/31/2023	19.01	.03	1.76	1.79	— [10]	(1.69)	(1.69)	19.11	10.45	218	.65		.65		1.03		.15
10/31/2022	27.42	(.03)	(7.48)	(7.51)	—	(.90)	(.90)	19.01	(28.31)	180	.65		.65		1.02		(.12)
10/31/2021	20.12	(.01)	8.05	8.04	(.05)	(.69)	(.74)	27.42	40.69	235	.65		.65		1.02		(.05)
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66		.66		1.02		.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67		.67		1.05		.61
Class R-4:
4/30/2024[6,7]	19.34	.14	4.33	4.47	(.16)	(.20)	(.36)	23.45	23.22 [8]	104	.34	[9]	.34	[9]	.72	[9]	1.23	[9]
10/31/2023	19.23	.09	1.77	1.86	(.06)	(1.69)	(1.75)	19.34	10.76	83	.34		.34		.72		.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90)	(.90)	19.23	(28.08)	76	.34		.34		.71		.17
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35		.35		.72		.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36		.36		.72		.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36		.36		.74		.92
Class R-5E:
4/30/2024[6,7]	19.34	.16	4.33	4.49	(.20)	(.20)	(.40)	23.43	23.34 [8]	78	.15	[9]	.15	[9]	.53	[9]	1.41	[9]
10/31/2023	19.24	.12	1.78	1.90	(.11)	(1.69)	(1.80)	19.34	10.96	58	.15		.15		.53		.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06)	(.90)	(.96)	19.24	(27.95)	42	.15		.15		.52		.34
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15		.15		.52		.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16		.16		.52		.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16		.16		.54		.97
Class R-5:
4/30/2024[6,7]	19.62	.18	4.39	4.57	(.22)	(.20)	(.42)	23.77	23.40 [8]	41	.06	[9]	.06	[9]	.44	[9]	1.55	[9]
10/31/2023	19.49	.15	1.79	1.94	(.12)	(1.69)	(1.81)	19.62	11.08	33	.06		.06		.44		.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08)	(.90)	(.98)	19.49	(27.89)	30	.06		.06		.43		.48
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06		.06		.43		.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06		.06		.42		1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07		.07		.45		1.20
Class R-6:
4/30/2024[6,7]	19.57	.18	4.38	4.56	(.23)	(.20)	(.43)	23.70	23.41 [8]	284	.01	[9]	.01	[9]	.39	[9]	1.53	[9]
10/31/2023	19.45	.15	1.79	1.94	(.13)	(1.69)	(1.82)	19.57	11.11	210	.01		.01		.39		.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09)	(.90)	(.99)	19.45	(27.84)	161	.01		.01		.38		.51
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01		.01		.38		.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02		.02		.38		1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02		.02		.40		1.15

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$15.59	$.21	$2.49	$2.70	$(.21)	$(.14)	$(.35)	$17.94	17.33%[8]		$11,084		.34%[9]		.34%[9]		.68%[9]		2.37%[9]
10/31/2023	15.38	.33	.87	1.20	(.33)	(.66)	(.99)	15.59	8.10		9,394		.33		.33		.67		2.08
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27)	(.74)	(1.01)	15.38	(17.38)		8,590		.34		.34		.67		1.58
10/31/2021	15.64	.23	4.44	4.67	(.26)	(.42)	(.68)	19.63	30.44		9,886		.34		.34		.66		1.24
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92		6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02		6,248		.36		.36		.68		2.04
Class C:
4/30/2024[6,7]	15.48	.14	2.46	2.60	(.14)	(.14)	(.28)	17.80	16.84	[8]	1,076		1.08	[9]	1.08	[9]	1.42	[9]	1.65	[9]
10/31/2023	15.27	.21	.87	1.08	(.21)	(.66)	(.87)	15.48	7.34		1,007		1.08		1.08		1.42		1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.27	(17.98)		1,097		1.07		1.07		1.40		.84
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51		1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10		1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
Class T:
4/30/2024[6,7]	15.60	.23	2.49	2.72	(.23)	(.14)	(.37)	17.95	17.47	[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.41	[9,11]	2.66	[9,11]
10/31/2023	15.38	.38	.88	1.26	(.38)	(.66)	(1.04)	15.60	8.47	[11]	—	[12]	.05	[11]	.05	[11]	.39	[11]	2.39	[11]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)[11]		—	[12]	.07	[11]	.07	[11]	.40	[11]	1.86	[11]
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75	[11]	—	[12]	.09	[11]	.09	[11]	.41	[11]	1.50	[11]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.10	[11]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.35	[11]
Class F-1:
4/30/2024[6,7]	15.59	.21	2.48	2.69	(.20)	(.14)	(.34)	17.94	17.31	[8]	200		.37	[9]	.37	[9]	.71	[9]	2.35	[9]
10/31/2023	15.38	.33	.87	1.20	(.33)	(.66)	(.99)	15.59	8.05		174		.37		.37		.71		2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26)	(.74)	(1.00)	15.38	(17.41)		175		.38		.38		.71		1.54
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39		215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88		198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
Class F-2:
4/30/2024[6,7]	15.62	.23	2.50	2.73	(.23)	(.14)	(.37)	17.98	17.49	[8]	1,365		.11	[9]	.11	[9]	.45	[9]	2.58	[9]
10/31/2023	15.40	.37	.88	1.25	(.37)	(.66)	(1.03)	15.62	8.39		1,132		.11		.11		.45		2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31)	(.74)	(1.05)	15.40	(17.21)		1,077		.12		.12		.45		1.81
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75		1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15		818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
Class F-3:
4/30/2024[6,7]	15.60	.24	2.49	2.73	(.24)	(.14)	(.38)	17.95	17.50	[8]	318		.01	[9]	.01	[9]	.35	[9]	2.70	[9]
10/31/2023	15.39	.39	.86	1.25	(.38)	(.66)	(1.04)	15.60	8.44		262		.01		.01		.35		2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32)	(.74)	(1.06)	15.39	(17.09)		252		.01		.01		.34		1.91
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92		269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21		120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36

Refer to the end of the tables for footnotes.

62	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$15.58	$.20	$2.50	$2.70	$(.21)	$(.14)	$(.35)	$17.93	17.32%[8]		$1,235		.37%[9]		.37%[9]		.71%[9]		2.34%[9]
10/31/2023	15.37	.32	.88	1.20	(.33)	(.66)	(.99)	15.58	8.06		1,033		.38		.38		.72		2.03
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)		925		.36		.36		.69		1.56
10/31/2021	15.63	.22	4.45	4.67	(.26)	(.42)	(.68)	19.62	30.42		1,042		.37		.37		.69		1.22
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
Class 529-C:
4/30/2024[6,7]	15.52	.14	2.47	2.61	(.14)	(.14)	(.28)	17.85	16.84	[8]	67		1.13	[9]	1.13	[9]	1.47	[9]	1.58	[9]
10/31/2023	15.30	.20	.88	1.08	(.20)	(.66)	(.86)	15.52	7.32		61		1.14		1.14		1.48		1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12)	(.74)	(.86)	15.30	(18.05)		65		1.13		1.13		1.46		.78
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42		93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
Class 529-E:
4/30/2024[6,7]	15.54	.18	2.49	2.67	(.19)	(.14)	(.33)	17.88	17.18	[8]	46		.60	[9]	.60	[9]	.94	[9]	2.11	[9]
10/31/2023	15.33	.29	.87	1.16	(.29)	(.66)	(.95)	15.54	7.84		40		.60		.60		.94		1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22)	(.74)	(.96)	15.33	(17.60)		35		.60		.60		.93		1.33
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14		42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
Class 529-T:
4/30/2024[6,7]	15.60	.23	2.48	2.71	(.22)	(.14)	(.36)	17.95	17.43	[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.47	[9,11]	2.58	[9,11]
10/31/2023	15.38	.37	.88	1.25	(.37)	(.66)	(1.03)	15.60	8.40	[11]	—	[12]	.13	[11]	.13	[11]	.47	[11]	2.28	[11]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30)	(.74)	(1.04)	15.38	(17.19)[11]		—	[12]	.11	[11]	.11	[11]	.44	[11]	1.80	[11]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	1.45	[11]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[11]	—	[12]	.13	[11]	.13	[11]	.45	[11]	2.02	[11]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.26	[11]
Class 529-F-1:
4/30/2024[6,7]	15.60	.22	2.49	2.71	(.22)	(.14)	(.36)	17.95	17.40	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.52	[9,11]	2.53	[9,11]
10/31/2023	15.38	.36	.88	1.24	(.36)	(.66)	(1.02)	15.60	8.34	[11]	—	[12]	.17	[11]	.17	[11]	.51	[11]	2.24	[11]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29)	(.74)	(1.03)	15.38	(17.29)[11]		—	[12]	.19	[11]	.19	[11]	.52	[11]	1.73	[11]
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62	[11]	—	[12]	.17	[11]	.17	[11]	.49	[11]	1.27	[11]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.00	[11]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
Class 529-F-2:
4/30/2024[6,7]	15.59	.22	2.50	2.72	(.23)	(.14)	(.37)	17.94	17.46	[8]	176		.12	[9]	.12	[9]	.46	[9]	2.57	[9]
10/31/2023	15.38	.37	.87	1.24	(.37)	(.66)	(1.03)	15.59	8.35		141		.10		.10		.44		2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.18)		110		.11		.11		.44		1.81
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70		113		.13		.13		.45		1.45
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$15.60	$.23	$2.49	$2.72	$(.23)	$(.14)	$(.37)	$17.95	17.47%[8]	$—	[12]	.07%[9]		.07%[9]		.41%[9]		2.64%[9]
10/31/2023	15.38	.37	.88	1.25	(.37)	(.66)	(1.03)	15.60	8.45	—	[12]	.07		.07		.41		2.34
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)	—	[12]	.07		.07		.40		1.85
10/31/2021	15.64	.28	4.44	4.72	(.31)	(.42)	(.73)	19.63	30.78	—	[12]	.12		.07		.39		1.52
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	15.61	.21	2.49	2.70	(.21)	(.14)	(.35)	17.96	17.33 [8]	11		.31	[9]	.25	[9]	.59	[9]	2.40	[9]
10/31/2023	15.38	.34	.89	1.23	(.34)	(.66)	(1.00)	15.61	8.28	8		.30		.25		.59		2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28)	(.74)	(1.02)	15.38	(17.32)	6		.29		.23		.56		1.67
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21		.15		.47		1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
Class ABLE-F-2:
4/30/2024[6,7]	15.62	.22	2.51	2.73	(.23)	(.14)	(.37)	17.98	17.50 [8]	1		.10	[9]	.04	[9]	.38	[9]	2.51	[9]
10/31/2023	15.39	.37	.89	1.26	(.37)	(.66)	(1.03)	15.62	8.48	—	[12]	.10		.04		.38		2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.39	(17.15)	—	[12]	.09		.04		.37		1.89
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[12]	.09		.03		.35		1.59
10/31/2020[6,14]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	15.50	.14	2.46	2.60	(.14)	(.14)	(.28)	17.82	16.82 [8]	21		1.10	[9]	1.10	[9]	1.44	[9]	1.61	[9]
10/31/2023	15.28	.21	.88	1.09	(.21)	(.66)	(.87)	15.50	7.37	19		1.10		1.10		1.44		1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13)	(.74)	(.87)	15.28	(18.01)	20		1.08		1.08		1.41		.84
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09		1.09		1.41		.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
Class R-2:
4/30/2024[6,7]	15.44	.14	2.47	2.61	(.15)	(.14)	(.29)	17.76	16.90 [8]	220		1.08	[9]	1.08	[9]	1.42	[9]	1.66	[9]
10/31/2023	15.24	.21	.87	1.08	(.22)	(.66)	(.88)	15.44	7.32	195		1.08		1.08		1.42		1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.24	(18.01)	184		1.08		1.08		1.41		.83
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08		1.08		1.40		.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
Class R-2E:
4/30/2024[6,7]	15.53	.17	2.48	2.65	(.17)	(.14)	(.31)	17.87	17.08 [8]	19		.81	[9]	.81	[9]	1.15	[9]	1.96	[9]
10/31/2023	15.32	.26	.87	1.13	(.26)	(.66)	(.92)	15.53	7.65	20		.81		.81		1.15		1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18)	(.74)	(.92)	15.32	(17.79)	16		.81		.81		1.14		1.14
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81		.81		1.13		.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53

Refer to the end of the tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$15.52	$.18	$2.48	$2.66	$(.18)	$(.14)	$(.32)	$17.86	17.18%[8]	$196	.65%[9]		.65%[9]		.99%[9]		2.06%[9]
10/31/2023	15.31	.28	.87	1.15	(.28)	(.66)	(.94)	15.52	7.80	160	.65		.65		.99		1.74
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21)	(.74)	(.95)	15.31	(17.67)	139	.65		.65		.98		1.26
10/31/2021	15.58	.17	4.43	4.60	(.21)	(.42)	(.63)	19.55	30.03	169	.65		.65		.97		.93
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66		.66		.98		1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66		.66		.98		1.71
Class R-4:
4/30/2024[6,7]	15.59	.21	2.49	2.70	(.21)	(.14)	(.35)	17.94	17.33 [8]	80	.34	[9]	.34	[9]	.68	[9]	2.38	[9]
10/31/2023	15.37	.33	.88	1.21	(.33)	(.66)	(.99)	15.59	8.16	72	.34		.34		.68		2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)	69	.34		.34		.67		1.57
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35		.35		.67		1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35		.35		.67		1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36		.36		.68		2.00
Class R-5E:
4/30/2024[6,7]	15.57	.22	2.49	2.71	(.22)	(.14)	(.36)	17.92	17.46 [8]	39	.15	[9]	.15	[9]	.49	[9]	2.52	[9]
10/31/2023	15.36	.36	.87	1.23	(.36)	(.66)	(1.02)	15.57	8.31	30	.15		.15		.49		2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30)	(.74)	(1.04)	15.36	(17.23)	22	.15		.15		.48		1.76
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15		.15		.47		1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16		.16		.48		1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16		.16		.48		2.12
Class R-5:
4/30/2024[6,7]	15.66	.23	2.51	2.74	(.23)	(.14)	(.37)	18.03	17.53 [8]	28	.06	[9]	.06	[9]	.40	[9]	2.66	[9]
10/31/2023	15.44	.38	.88	1.26	(.38)	(.66)	(1.04)	15.66	8.43	24	.06		.06		.40		2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31)	(.74)	(1.05)	15.44	(17.17)	24	.06		.06		.39		1.88
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06		.06		.38		1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07		.07		.39		2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07		.07		.39		2.35
Class R-6:
4/30/2024[6,7]	15.63	.24	2.50	2.74	(.24)	(.14)	(.38)	17.99	17.53 [8]	527	.01	[9]	.01	[9]	.35	[9]	2.68	[9]
10/31/2023	15.41	.38	.88	1.26	(.38)	(.66)	(1.04)	15.63	8.50	409	.01		.01		.35		2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32)	(.74)	(1.06)	15.41	(17.11)	348	.01		.01		.34		1.90
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01		.01		.33		1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01		.01		.33		2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02		.02		.34		2.35

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$15.15	$.23	$1.93	$2.16	$(.23)	$(.01)	$(.24)	$17.07	14.28%[8]		$9,043		.32%[9]		.32%[9]		.66%[9]		2.74%[9]
10/31/2023	15.28	.34	.43	.77	(.32)	(.58)	(.90)	15.15	5.17		7,949		.32		.32		.66		2.17
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29)	(.66)	(.95)	15.28	(15.02)		7,690		.33		.33		.66		1.64
10/31/2021	15.57	.26	3.56	3.82	(.31)	(.14)	(.45)	18.94	24.79		8,709		.34		.34		.66		1.43
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92		6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86		5,621		.35		.35		.72		1.93
Class C:
4/30/2024[6,7]	15.05	.17	1.91	2.08	(.17)	(.01)	(.18)	16.95	13.82	[8]	863		1.06	[9]	1.06	[9]	1.40	[9]	2.03	[9]
10/31/2023	15.17	.22	.45	.67	(.21)	(.58)	(.79)	15.05	4.47		856		1.06		1.06		1.40		1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)		992		1.06		1.06		1.39		.91
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85		1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18		1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05		1,174		1.08		1.08		1.45		1.22
Class T:
4/30/2024[6,7]	15.16	.25	1.94	2.19	(.26)	(.01)	(.27)	17.08	14.42	[8,11]	—	[12]	.04	[9,11]	.04	[9,11]	.38	[9,11]	3.04	[9,11]
10/31/2023	15.28	.39	.44	.83	(.37)	(.58)	(.95)	15.16	5.55	[11]	—	[12]	.02	[11]	.02	[11]	.36	[11]	2.49	[11]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.82)	[11]	—	[12]	.05	[11]	.05	[11]	.38	[11]	1.93	[11]
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09	[11]	—	[12]	.06	[11]	.06	[11]	.38	[11]	1.71	[11]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20	[11]	—	[12]	.07	[11]	.07	[11]	.42	[11]	2.00	[11]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22	[11]	—	[12]	.08	[11]	.08	[11]	.45	[11]	2.22	[11]
Class F-1:
4/30/2024[6,7]	15.16	.23	1.93	2.16	(.23)	(.01)	(.24)	17.08	14.24	[8]	104		.36	[9]	.36	[9]	.70	[9]	2.72	[9]
10/31/2023	15.28	.33	.45	.78	(.32)	(.58)	(.90)	15.16	5.18		96		.36		.36		.70		2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28)	(.66)	(.94)	15.28	(15.11)		104		.37		.37		.70		1.60
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80		135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88		148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82		152		.38		.38		.75		1.91
Class F-2:
4/30/2024[6,7]	15.18	.25	1.93	2.18	(.25)	(.01)	(.26)	17.10	14.36	[8]	1,175		.11	[9]	.11	[9]	.45	[9]	2.96	[9]
10/31/2023	15.30	.37	.45	.82	(.36)	(.58)	(.94)	15.18	5.45		1,033		.11		.11		.45		2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.30	(14.86)		1,031		.11		.11		.44		1.86
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09		1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07		838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16		756		.12		.12		.49		2.14
Class F-3:
4/30/2024[6,7]	15.16	.26	1.93	2.19	(.26)	(.01)	(.27)	17.08	14.43	[8]	324		.01	[9]	.01	[9]	.35	[9]	3.05	[9]
10/31/2023	15.28	.39	.44	.83	(.37)	(.58)	(.95)	15.16	5.56		281		.01		.01		.35		2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.79)		285		.01		.01		.34		1.95
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16		282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27		143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30		136		.01		.01		.38		2.23

Refer to the end of the tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$15.15	$.23	$1.93	$2.16	$(.23)	$(.01)	$(.24)	$17.07	14.26%[8]		$625		.36%[9]		.36%[9]		.70%[9]		2.71%[9]
10/31/2023	15.27	.33	.45	.78	(.32)	(.58)	(.90)	15.15	5.20		549		.36		.36		.70		2.13
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29)	(.66)	(.95)	15.27	(15.10)		532		.35		.35		.68		1.62
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75		622		.36		.36		.68		1.40
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89		457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90		385		.38		.38		.75		1.91
Class 529-C:
4/30/2024[6,7]	15.10	.16	1.93	2.09	(.17)	(.01)	(.18)	17.01	13.82	[8]	38		1.12	[9]	1.12	[9]	1.46	[9]	1.97	[9]
10/31/2023	15.22	.22	.43	.65	(.19)	(.58)	(.77)	15.10	4.38		36		1.12		1.12		1.46		1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15)	(.66)	(.81)	15.22	(15.68)		46		1.11		1.11		1.44		.85
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77		65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11		65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03		118		1.13		1.13		1.50		1.17
Class 529-E:
4/30/2024[6,7]	15.11	.21	1.93	2.14	(.21)	(.01)	(.22)	17.03	14.16	[8]	19		.60	[9]	.60	[9]	.94	[9]	2.48	[9]
10/31/2023	15.24	.30	.43	.73	(.28)	(.58)	(.86)	15.11	4.89		17		.60		.60		.94		1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24)	(.66)	(.90)	15.24	(15.24)		18		.59		.59		.92		1.37
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47		20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59		16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67		15		.61		.61		.98		1.69
Class 529-T:
4/30/2024[6,7]	15.16	.25	1.93	2.18	(.25)	(.01)	(.26)	17.08	14.38	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.94	[9,11]
10/31/2023	15.28	.38	.44	.82	(.36)	(.58)	(.94)	15.16	5.50	[11]	—	[12]	.07	[11]	.07	[11]	.41	[11]	2.41	[11]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.28	(14.88)	[11]	—	[12]	.11	[11]	.11	[11]	.44	[11]	1.85	[11]
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11	[11]	—	[12]	.12	[11]	.12	[11]	.44	[11]	1.65	[11]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07	[11]	—	[12]	.13	[11]	.13	[11]	.48	[11]	1.94	[11]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16	[11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	2.16	[11]
Class 529-F-1:
4/30/2024[6,7]	15.18	.24	1.93	2.17	(.24)	(.01)	(.25)	17.10	14.32	[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.51	[9,11]	2.89	[9,11]
10/31/2023	15.30	.36	.45	.81	(.35)	(.58)	(.93)	15.18	5.38	[11]	—	[12]	.17	[11]	.17	[11]	.51	[11]	2.31	[11]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31)	(.66)	(.97)	15.30	(14.92)	[11]	—	[12]	.18	[11]	.18	[11]	.51	[11]	1.78	[11]
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03	[11]	—	[12]	.16	[11]	.16	[11]	.48	[11]	1.48	[11]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14	[11]	—	[12]	.12	[11]	.12	[11]	.47	[11]	1.93	[11]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16		49		.13		.13		.50		2.15
Class 529-F-2:
4/30/2024[6,7]	15.15	.25	1.93	2.18	(.25)	(.01)	(.26)	17.07	14.39	[8]	104		.11	[9]	.11	[9]	.45	[9]	2.93	[9]
10/31/2023	15.27	.37	.45	.82	(.36)	(.58)	(.94)	15.15	5.46		88		.11		.11		.45		2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.89)		83		.11		.11		.44		1.86
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05		87		.12		.12		.44		1.63
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—		56		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$15.15	$.25	$1.93	$2.18	$(.25)	$(.01)	$(.26)	$17.07	14.41%[8]	$—	[12]	.07%[9]		.07%[9]		.41%[9]		2.99%[9]
10/31/2023	15.27	.38	.44	.82	(.36)	(.58)	(.94)	15.15	5.50	—	[12]	.07		.07		.41		2.41
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.86)	—	[12]	.07		.07		.40		1.89
10/31/2021	15.57	.30	3.56	3.86	(.35)	(.14)	(.49)	18.94	25.11	—	[12]	.12		.07		.39		1.69
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	15.16	.23	1.94	2.17	(.23)	(.01)	(.24)	17.09	14.34 [8]	9		.31	[9]	.25	[9]	.59	[9]	2.74	[9]
10/31/2023	15.28	.34	.45	.79	(.33)	(.58)	(.91)	15.16	5.27	7		.30		.24		.58		2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30)	(.66)	(.96)	15.28	(14.99)	5		.30		.24		.57		1.72
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22		.16		.48		1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
Class ABLE-F-2:
4/30/2024[6,7]	15.18	.25	1.93	2.18	(.25)	(.01)	(.26)	17.10	14.37 [8]	1		.09	[9]	.04	[9]	.38	[9]	2.96	[9]
10/31/2023	15.29	.38	.45	.83	(.36)	(.58)	(.94)	15.18	5.55	1		.09		.03		.37		2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33)	(.66)	(.99)	15.29	(14.80)	—	[12]	.09		.03		.36		1.96
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[12]	.09		.02		.34		1.70
10/31/2020[6,14]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	15.09	.17	1.92	2.09	(.17)	(.01)	(.18)	17.00	13.85 [8]	10		1.07	[9]	1.07	[9]	1.41	[9]	2.02	[9]
10/31/2023	15.21	.22	.45	.67	(.21)	(.58)	(.79)	15.09	4.46	9		1.08		1.08		1.42		1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15)	(.66)	(.81)	15.21	(15.73)	9		1.09		1.09		1.42		.88
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10		1.10		1.42		.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
Class R-2:
4/30/2024[6,7]	15.04	.17	1.91	2.08	(.17)	(.01)	(.18)	16.94	13.84 [8]	131		1.09	[9]	1.09	[9]	1.43	[9]	2.00	[9]
10/31/2023	15.17	.22	.44	.66	(.21)	(.58)	(.79)	15.04	4.40	120		1.08		1.08		1.42		1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	123		1.07		1.07		1.40		.90
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08		1.08		1.40		.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
Class R-2E:
4/30/2024[6,7]	15.15	.19	1.92	2.11	(.19)	(.01)	(.20)	17.06	13.94 [8]	8		.81	[9]	.81	[9]	1.15	[9]	2.28	[9]
10/31/2023	15.27	.26	.45	.71	(.25)	(.58)	(.83)	15.15	4.75	9		.81		.81		1.15		1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20)	(.66)	(.86)	15.27	(15.49)	9		.81		.81		1.14		1.15
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81		.81		1.13		.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42

Refer to the end of the tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$15.11	$.20	$1.93	$2.13	$(.21)	$(.01)	$(.22)	$17.02	14.07%[8]	$144	.65%[9]		.65%[9]		.99%[9]		2.45%[9]
10/31/2023	15.24	.29	.43	.72	(.27)	(.58)	(.85)	15.11	4.83	133	.65		.65		.99		1.84
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23)	(.66)	(.89)	15.24	(15.30)	129	.65		.65		.98		1.31
10/31/2021	15.53	.20	3.55	3.75	(.25)	(.14)	(.39)	18.89	24.40	171	.65		.65		.97		1.12
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65		.65		1.00		1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66		.66		1.03		1.62
Class R-4:
4/30/2024[6,7]	15.16	.23	1.93	2.16	(.23)	(.01)	(.24)	17.08	14.25 [8]	79	.35	[9]	.35	[9]	.69	[9]	2.70	[9]
10/31/2023	15.28	.34	.44	.78	(.32)	(.58)	(.90)	15.16	5.20	68	.35		.35		.69		2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28)	(.66)	(.94)	15.28	(15.06)	70	.35		.35		.68		1.60
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35		.35		.67		1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36		.36		.71		1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36		.36		.73		1.92
Class R-5E:
4/30/2024[6,7]	15.17	.24	1.94	2.18	(.25)	(.01)	(.26)	17.09	14.35 [8]	28	.15	[9]	.15	[9]	.49	[9]	2.87	[9]
10/31/2023	15.29	.36	.45	.81	(.35)	(.58)	(.93)	15.17	5.41	23	.15		.15		.49		2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32)	(.66)	(.98)	15.29	(14.91)	18	.16		.16		.49		1.80
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16		.16		.48		1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16		.16		.51		1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16		.16		.53		2.08
Class R-5:
4/30/2024[6,7]	15.20	.26	1.92	2.18	(.25)	(.01)	(.26)	17.12	14.37 [8]	29	.06	[9]	.06	[9]	.40	[9]	3.05	[9]
10/31/2023	15.32	.39	.44	.83	(.37)	(.58)	(.95)	15.20	5.50	27	.06		.06		.40		2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34)	(.66)	(1.00)	15.32	(14.80)	27	.06		.06		.39		1.91
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06		.06		.38		1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06		.06		.41		2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07		.07		.44		2.25
Class R-6:
4/30/2024[6,7]	15.19	.26	1.94	2.20	(.26)	(.01)	(.27)	17.12	14.47 [8]	585	.01	[9]	.01	[9]	.35	[9]	3.04	[9]
10/31/2023	15.31	.39	.44	.83	(.37)	(.58)	(.95)	15.19	5.55	508	.01		.01		.35		2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34)	(.66)	(1.00)	15.31	(14.82)	483	.01		.01		.34		1.95
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01		.01		.33		1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01		.01		.36		2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02		.02		.39		2.26

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$11.73	$.28	$1.04	$1.32	$(.28)	$(.11)	$(.39)	$12.66	11.26%[8]		$5,350		.31%[9]		.31%[9]		.60%[9]		4.39%[9]
10/31/2023	12.03	.47	(.12)	.35	(.47)	(.18)	(.65)	11.73	2.81		4,953		.32		.32		.60		3.86
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40)	(.25)	(.65)	12.03	(9.81)		4,994		.33		.33		.62		3.05
10/31/2021	12.24	.36	2.08	2.44	(.41)	(.27)	(.68)	14.00	20.36		5,267		.33		.33		.60		2.68
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23		3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85		3,794		.34		.34		.63		3.28
Class C:
4/30/2024[6,7]	11.66	.23	1.03	1.26	(.23)	(.11)	(.34)	12.58	10.83	[8]	473		1.06	[9]	1.06	[9]	1.35	[9]	3.66	[9]
10/31/2023	11.96	.38	(.13)	.25	(.37)	(.18)	(.55)	11.66	2.04		478		1.06		1.06		1.34		3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.40)		581		1.05		1.05		1.34		2.33
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44		717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)		622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02		696		1.07		1.07		1.36		2.56
Class T:
4/30/2024[6,7]	11.73	.29	1.05	1.34	(.29)	(.11)	(.40)	12.67	11.48	[8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.34	[9,11]	4.67	[9,11]
10/31/2023	12.04	.51	(.14)	.37	(.50)	(.18)	(.68)	11.73	2.99	[11]	—	[12]	.05	[11]	.05	[11]	.33	[11]	4.13	[11]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.47)	[11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.34	[11]
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60	[11]	—	[12]	.04	[11]	.04	[11]	.31	[11]	3.00	[11]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60	[11]	—	[12]	.05	[11]	.05	[11]	.32	[11]	3.55	[11]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15	[11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.59	[11]
Class F-1:
4/30/2024[6,7]	11.74	.27	1.04	1.31	(.27)	(.11)	(.38)	12.67	11.22	[8]	91		.37	[9]	.37	[9]	.66	[9]	4.29	[9]
10/31/2023	12.04	.47	(.13)	.34	(.46)	(.18)	(.64)	11.74	2.75		77		.37		.37		.65		3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39)	(.25)	(.64)	12.04	(9.83)		75		.37		.37		.66		3.02
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28		82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26		87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70		90		.38		.38		.67		3.25
Class F-2:
4/30/2024[6,7]	11.75	.29	1.05	1.34	(.29)	(.11)	(.40)	12.69	11.44	[8]	641		.11	[9]	.11	[9]	.40	[9]	4.59	[9]
10/31/2023	12.05	.50	(.13)	.37	(.49)	(.18)	(.67)	11.75	3.02		573		.11		.11		.39		4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43)	(.25)	(.68)	12.05	(9.59)		574		.11		.11		.40		3.27
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58		546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52		387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98		411		.12		.12		.41		3.49
Class F-3:
4/30/2024[6,7]	11.73	.29	1.06	1.35	(.30)	(.11)	(.41)	12.67	11.51	[8]	118		.01	[9]	.01	[9]	.30	[9]	4.67	[9]
10/31/2023	12.04	.51	(.14)	.37	(.50)	(.18)	(.68)	11.73	3.04		102		.01		.01		.29		4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.44)		106		.01		.01		.30		3.35
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64		99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63		60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19		56		.02		.02		.31		3.63

Refer to the end of the tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$11.72	$.27	$1.05	$1.32	$(.28)	$(.11)	$(.39)	$12.65	11.25%[8]		$309		.34%[9]		.34%[9]		.63%[9]		4.35%[9]
10/31/2023	12.03	.47	(.14)	.33	(.46)	(.18)	(.64)	11.72	2.69		270		.36		.36		.64		3.82
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.03	(9.75)		267		.34		.34		.63		3.03
10/31/2021	12.24	.36	2.06	2.42	(.40)	(.27)	(.67)	13.99	20.25		289		.35		.35		.62		2.66
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28		209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83		176		.36		.36		.65		3.24
Class 529-C:
4/30/2024[6,7]	11.68	.22	1.05	1.27	(.23)	(.11)	(.34)	12.61	10.87	[8]	23		1.11	[9]	1.11	[9]	1.40	[9]	3.60	[9]
10/31/2023	11.98	.38	(.13)	.25	(.37)	(.18)	(.55)	11.68	1.99		23		1.11		1.11		1.39		3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29)	(.25)	(.54)	11.98	(10.44)		26		1.11		1.11		1.40		2.27
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35		34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)		30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96		54		1.12		1.12		1.41		2.49
Class 529-E:
4/30/2024[6,7]	11.72	.26	1.04	1.30	(.26)	(.11)	(.37)	12.65	11.12	[8]	9		.59	[9]	.59	[9]	.88	[9]	4.09	[9]
10/31/2023	12.02	.44	(.13)	.31	(.43)	(.18)	(.61)	11.72	2.52		8		.59		.59		.87		3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36)	(.25)	(.61)	12.02	(9.99)		9		.59		.59		.88		2.80
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01		10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [10]	(.39)	(.17)	(.56)	12.23	(.03)		7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55		6		.59		.59		.88		3.07
Class 529-T:
4/30/2024[6,7]	11.73	.29	1.05	1.34	(.29)	(.11)	(.40)	12.67	11.46	[8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.39	[9,11]	4.59	[9,11]
10/31/2023	12.04	.50	(.14)	.36	(.49)	(.18)	(.67)	11.73	2.95	[11]	—	[12]	.10	[11]	.10	[11]	.38	[11]	4.07	[11]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.51)	[11]	—	[12]	.09	[11]	.09	[11]	.38	[11]	3.29	[11]
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52	[11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	2.92	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54	[11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	3.48	[11]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08	[11]	—	[12]	.11	[11]	.11	[11]	.40	[11]	3.51	[11]
Class 529-F-1:
4/30/2024[6,7]	11.74	.28	1.05	1.33	(.29)	(.11)	(.40)	12.67	11.32	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.47	[9,11]	4.51	[9,11]
10/31/2023	12.04	.49	(.13)	.36	(.48)	(.18)	(.66)	11.74	2.94	[11]	—	[12]	.18	[11]	.18	[11]	.46	[11]	3.99	[11]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42)	(.25)	(.67)	12.04	(9.60)	[11]	—	[12]	.18	[11]	.18	[11]	.47	[11]	3.20	[11]
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47	[11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	2.84	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53	[11]	—	[12]	.12	[11]	.12	[11]	.39	[11]	3.46	[11]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99		32		.12		.12		.41		3.46
Class 529-F-2:
4/30/2024[6,7]	11.73	.29	1.04	1.33	(.29)	(.11)	(.40)	12.66	11.37	[8]	57		.11	[9]	.11	[9]	.40	[9]	4.59	[9]
10/31/2023	12.03	.50	(.13)	.37	(.49)	(.18)	(.67)	11.73	3.04		50		.10		.10		.38		4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.54)		47		.11		.11		.40		3.27
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51		52		.13		.13		.40		2.87
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—		36		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$11.73	$.29	$1.04	$1.33	$(.29)	$(.11)	$(.40)	$12.66	11.39%[8]	$ —	[12]	.07%[9]		.07%[9]		.36%[9]		4.62%[9]
10/31/2023	12.03	.50	(.12)	.38	(.50)	(.18)	(.68)	11.73	3.06	—	[12]	.07		.07		.35		4.10
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.50)	—	[12]	.07		.07		.36		3.31
10/31/2021	12.24	.40	2.06	2.46	(.44)	(.27)	(.71)	13.99	20.58	—	[12]	.12		.07		.34		2.95
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	11.73	.28	1.04	1.32	(.28)	(.11)	(.39)	12.66	11.27 [8]	4		.30	[9]	.24	[9]	.53	[9]	4.40	[9]
10/31/2023	12.02	.48	(.12)	.36	(.47)	(.18)	(.65)	11.73	2.93	4		.30		.24		.52		3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41)	(.25)	(.66)	12.02	(9.77)	3		.29		.23		.52		3.14
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21		.15		.42		2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[12]	.39		.32		.61		3.17
Class ABLE-F-2:
4/30/2024[6,7]	11.74	.29	1.05	1.34	(.29)	(.11)	(.40)	12.68	11.46 [8]	—	[12]	.09	[9]	.03	[9]	.32	[9]	4.56	[9]
10/31/2023	12.04	.51	(.14)	.37	(.49)	(.18)	(.67)	11.74	3.05	—	[12]	.09		.03		.31		4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.49)	—	[12]	.08		.03		.32		3.42
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[12]	.08		.02		.29		2.91
10/31/2020[6,14]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	11.66	.23	1.04	1.27	(.23)	(.11)	(.34)	12.59	10.93 [8]	3		1.07	[9]	1.07	[9]	1.36	[9]	3.74	[9]
10/31/2023	11.97	.38	(.13)	.25	(.38)	(.18)	(.56)	11.66	1.97	2		1.07		1.07		1.35		3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30)	(.25)	(.55)	11.97	(10.45)	2		1.06		1.06		1.35		2.34
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09		1.09		1.36		1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
Class R-2:
4/30/2024[6,7]	11.65	.23	1.04	1.27	(.23)	(.11)	(.34)	12.58	10.92 [8]	43		1.10	[9]	1.10	[9]	1.39	[9]	3.63	[9]
10/31/2023	11.96	.38	(.14)	.24	(.37)	(.18)	(.55)	11.65	1.95	40		1.09		1.09		1.37		3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.44)	39		1.08		1.08		1.37		2.31
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07		1.07		1.34		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
Class R-2E:
4/30/2024[6,7]	11.72	.25	1.04	1.29	(.25)	(.11)	(.36)	12.65	11.01 [8]	1		.81	[9]	.81	[9]	1.10	[9]	4.03	[9]
10/31/2023	12.04	.41	(.13)	.28	(.42)	(.18)	(.60)	11.72	2.24	2		.80		.80		1.08		3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33)	(.25)	(.58)	12.04	(10.18)	1		.78		.78		1.07		2.56
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82		.80		1.07		2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[12]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74

Refer to the end of the tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$11.70	$.25	$1.05	$1.30	$(.26)	$(.11)	$(.37)	$12.63	11.13%[8]	$44	.64%[9]		.64%[9]		.93%[9]		4.06%[9]
10/31/2023	12.01	.43	(.13)	.30	(.43)	(.18)	(.61)	11.70	2.40	40	.64		.64		.92		3.55
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36)	(.25)	(.61)	12.01	(10.03)	42	.63		.63		.92		2.74
10/31/2021	12.22	.32	2.07	2.39	(.37)	(.27)	(.64)	13.97	19.95	43	.63		.63		.90		2.39
10/31/2020	12.77	.37	(.37)	— [10]	(.38)	(.17)	(.55)	12.22	—	35	.64		.64		.91		2.94
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34	.66		.66		.95		2.95
Class R-4:
4/30/2024[6,7]	11.74	.27	1.05	1.32	(.28)	(.11)	(.39)	12.67	11.24 [8]	32	.34	[9]	.34	[9]	.63	[9]	4.38	[9]
10/31/2023	12.04	.47	(.13)	.34	(.46)	(.18)	(.64)	11.74	2.78	31	.34		.34		.62		3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.04	(9.74)	31	.34		.34		.63		3.04
10/31/2021	12.25	.37	2.05	2.42	(.40)	(.27)	(.67)	14.00	20.23	35	.35		.35		.62		2.74
10/31/2020	12.80	.40	(.36)	.04	(.42)	(.17)	(.59)	12.25	.28	33	.36		.36		.63		3.24
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37	.37		.37		.66		3.21
Class R-5E:
4/30/2024[6,7]	11.72	.28	1.05	1.33	(.29)	(.11)	(.40)	12.65	11.37 [8]	9	.14	[9]	.14	[9]	.43	[9]	4.54	[9]
10/31/2023	12.02	.49	(.12)	.37	(.49)	(.18)	(.67)	11.72	2.99	8	.14		.14		.42		4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42)	(.25)	(.67)	12.02	(9.65)	7	.16		.16		.45		3.25
10/31/2021	12.23	.41	2.05	2.46	(.43)	(.27)	(.70)	13.99	20.56	5	.17		.17		.44		3.02
10/31/2020	12.79	.42	(.37)	.05	(.44)	(.17)	(.61)	12.23	.40	7	.17		.17		.44		3.37
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5	.16		.16		.45		3.36
Class R-5:
4/30/2024[6,7]	11.76	.29	1.05	1.34	(.29)	(.11)	(.40)	12.70	11.46 [8]	10	.06	[9]	.06	[9]	.35	[9]	4.54	[9]
10/31/2023	12.07	.51	(.14)	.37	(.50)	(.18)	(.68)	11.76	2.98	8	.06		.06		.34		4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43)	(.25)	(.68)	12.07	(9.46)	10	.06		.06		.35		3.33
10/31/2021	12.27	.40	2.07	2.47	(.44)	(.27)	(.71)	14.03	20.62	8	.06		.06		.33		2.96
10/31/2020	12.83	.44	(.38)	.06	(.45)	(.17)	(.62)	12.27	.50	6	.06		.06		.33		3.56
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07		.07		.36		3.56
Class R-6:
4/30/2024[6,7]	11.76	.29	1.06	1.35	(.30)	(.11)	(.41)	12.70	11.48 [8]	131	.01	[9]	.01	[9]	.30	[9]	4.68	[9]
10/31/2023	12.06	.51	(.13)	.38	(.50)	(.18)	(.68)	11.76	3.12	113	.01		.01		.29		4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44)	(.25)	(.69)	12.06	(9.49)	82	.01		.01		.30		3.36
10/31/2021	12.27	.41	2.07	2.48	(.45)	(.27)	(.72)	14.03	20.68	83	.01		.01		.28		3.00
10/31/2020	12.82	.45	(.37)	.08	(.46)	(.17)	(.63)	12.27	.63	61	.02		.02		.29		3.58
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02		.02		.31		3.61

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$13.84	$.20	$1.70	$1.90	$(.19)	$(.27)	$(.46)	$15.28	13.81%[8]		$3,516		.32%[9]		.63%[9]		2.63%[9]
10/31/2023	13.80	.36	.32	.68	(.35)	(.29)	(.64)	13.84	4.92		3,127		.34		.64		2.48
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32)	(.10)	(.42)	13.80	(11.98)		3,127		.34		.63		2.04
10/31/2021	13.80	.28	2.40	2.68	(.29)	(.08)	(.37)	16.11	19.58		3,309		.34		.64		1.83
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95		2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.68		2.54
Class C:
4/30/2024[6,7]	13.73	.14	1.70	1.84	(.14)	(.27)	(.41)	15.16	13.45	[8]	317		1.04	[9]	1.35	[9]	1.91	[9]
10/31/2023	13.70	.25	.32	.57	(.25)	(.29)	(.54)	13.73	4.13		301		1.04		1.34		1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21)	(.10)	(.31)	13.70	(12.58)		342		1.04		1.33		1.33
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76		414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.38		1.84
Class T:
4/30/2024[6,7]	13.84	.22	1.70	1.92	(.21)	(.27)	(.48)	15.28	13.98	[8,11]	—	[12]	.02	[9,11]	.33	[9,11]	2.93	[9,11]
10/31/2023	13.81	.41	.31	.72	(.40)	(.29)	(.69)	13.84	5.18	[11]	—	[12]	.01	[11]	.31	[11]	2.82	[11]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36)	(.10)	(.46)	13.81	(11.65)[11]		—	[12]	.04	[11]	.33	[11]	2.33	[11]
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93	[11]	—	[12]	.04	[11]	.34	[11]	2.14	[11]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[11]	—	[12]	.05	[11]	.36	[11]	2.58	[11]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[11]	—	[12]	.05	[11]	.38	[11]	2.85	[11]
Class F-1:
4/30/2024[6,7]	13.83	.19	1.71	1.90	(.18)	(.27)	(.45)	15.28	13.86	[8]	252		.38	[9]	.69	[9]	2.57	[9]
10/31/2023	13.80	.35	.32	.67	(.35)	(.29)	(.64)	13.83	4.80		233		.38		.68		2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31)	(.10)	(.41)	13.80	(12.02)		241		.39		.68		1.98
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53		286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.72		2.50
Class F-2:
4/30/2024[6,7]	13.86	.21	1.71	1.92	(.20)	(.27)	(.47)	15.31	13.97	[8]	527		.11	[9]	.42	[9]	2.83	[9]
10/31/2023	13.83	.39	.32	.71	(.39)	(.29)	(.68)	13.86	5.07		459		.12		.42		2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35)	(.10)	(.45)	13.83	(11.76)		439		.12		.41		2.26
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89		450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.46		2.76
Class F-3:
4/30/2024[6,7]	13.85	.22	1.71	1.93	(.21)	(.27)	(.48)	15.30	14.04	[8]	142		.01	[9]	.32	[9]	2.94	[9]
10/31/2023	13.82	.40	.32	.72	(.40)	(.29)	(.69)	13.85	5.18		120		.01		.31		2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37)	(.10)	(.47)	13.82	(11.67)		115		.01		.30		2.37
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02		98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.35		2.91

Refer to the end of the tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$9.16	$.18	$.08	$.26	$(.18)	$—	$(.18)	$9.24	2.80%[8]	$1,272		.39%[9]		.39%[9]		.66%[9]		3.83%[9]
10/31/2023	9.28	.30	(.12)	.18	(.30)	—	(.30)	9.16	1.95	1,385		.39		.39		.66		3.26
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)	1,666		.37		.37		.63		1.57
10/31/2021	10.40	.06	(.06)	— [10]	(.19)	(.01)	(.20)	10.20	(.07)	1,906		.38		.38		.63		.62
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
Class C:
4/30/2024[6,7]	9.14	.15	.07	.22	(.14)	—	(.14)	9.22	2.44 [8]	60		1.09	[9]	1.09	[9]	1.36	[9]	3.13	[9]
10/31/2023	9.26	.24	(.12)	.12	(.24)	—	(.24)	9.14	1.23	73		1.08		1.08		1.35		2.55
10/31/2022	10.18	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.26	(8.12)	104		1.07		1.07		1.33		.85
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
Class T:
4/30/2024[6,7]	9.17	.19	.07	.26	(.19)	—	(.19)	9.24	2.85 [8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.35	[9,11]	4.14	[9,11]
10/31/2023	9.29	.34	(.13)	.21	(.33)	—	(.33)	9.17	2.31 [11]	—	[12]	.03	[11]	.03	[11]	.30	[11]	3.63	[11]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.12)[11]	—	[12]	.07	[11]	.07	[11]	.33	[11]	1.87	[11]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [11]	—	[12]	.09	[11]	.09	[11]	.34	[11]	.91	[11]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [11]	—	[12]	.10	[11]	.10	[11]	.37	[11]	1.61	[11]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [11]	—	[12]	.10	[11]	.10	[11]	.39	[11]	2.11	[11]
Class F-1:
4/30/2024[6,7]	9.17	.18	.07	.25	(.18)	—	(.18)	9.24	2.68 [8]	19		.39	[9]	.39	[9]	.66	[9]	3.83	[9]
10/31/2023	9.28	.30	(.11)	.19	(.30)	—	(.30)	9.17	2.05	22		.38		.38		.65		3.25
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.51)	32		.38		.38		.64		1.54
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
Class F-2:
4/30/2024[6,7]	9.16	.19	.08	.27	(.19)	—	(.19)	9.24	2.94 [8]	167		.11	[9]	.11	[9]	.38	[9]	4.11	[9]
10/31/2023	9.28	.33	(.12)	.21	(.33)	—	(.33)	9.16	2.22	181		.12		.12		.39		3.50
10/31/2022	10.20	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.28	(7.27)	314		.12		.12		.38		1.81
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
Class F-3:
4/30/2024[6,7]	9.16	.20	.07	.27	(.19)	—	(.19)	9.24	2.99 [8]	57		.01	[9]	.01	[9]	.28	[9]	4.21	[9]
10/31/2023	9.28	.34	(.12)	.22	(.34)	—	(.34)	9.16	2.34	60		.01		.01		.28		3.64
10/31/2022	10.20	.19	(.91)	(.72)	(.19)	(.01)	(.20)	9.28	(7.16)	64		.01		.01		.27		1.93
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2024[6,7]	$9.16	$.18	$.07	$.25	$(.18)	$—	$(.18)	$9.23	2.69%[8]		$168		.39%[9]		.39%[9]		.66%[9]		3.84%[9]
10/31/2023	9.28	.31	(.13)	.18	(.30)	—	(.30)	9.16	1.96		167		.38		.38		.65		3.27
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)		181		.37		.37		.63		1.57
10/31/2021	10.39	.06	(.05)	.01	(.19)	(.01)	(.20)	10.20	.03		214		.37		.37		.62		.63
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40		211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07		132		.40		.40		.69		1.81
Class 529-C:
4/30/2024[6,7]	9.14	.14	.08	.22	(.14)	—	(.14)	9.22	2.42	[8]	8		1.14	[9]	1.14	[9]	1.41	[9]	3.09	[9]
10/31/2023	9.26	.23	(.12)	.11	(.23)	—	(.23)	9.14	1.18		9		1.14		1.14		1.41		2.50
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.17)		12		1.13		1.13		1.39		.81
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)		17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60		21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27		31		1.16		1.16		1.45		1.05
Class 529-E:
4/30/2024[6,7]	9.16	.17	.07	.24	(.17)	—	(.17)	9.23	2.58	[8]	4		.61	[9]	.61	[9]	.88	[9]	3.62	[9]
10/31/2023	9.28	.28	(.12)	.16	(.28)	—	(.28)	9.16	1.73		4		.60		.60		.87		3.05
10/31/2022	10.19	.13	(.90)	(.77)	(.13)	(.01)	(.14)	9.28	(7.61)		5		.59		.59		.85		1.34
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)		7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16		8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84		6		.62		.62		.91		1.59
Class 529-T:
4/30/2024[6,7]	9.17	.19	.07	.26	(.19)	—	(.19)	9.24	2.81	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.42	[9,11]	4.08	[9,11]
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.24	[11]	—	[12]	.10	[11]	.10	[11]	.37	[11]	3.55	[11]
10/31/2022	10.20	.18	(.91)	(.73)	(.17)	(.01)	(.18)	9.29	(7.19)[11]		—	[12]	.14	[11]	.14	[11]	.40	[11]	1.80	[11]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16	[11]	—	[12]	.15	[11]	.15	[11]	.40	[11]	.85	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63	[11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	1.54	[11]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31	[11]	—	[12]	.17	[11]	.17	[11]	.46	[11]	2.04	[11]
Class 529-F-1:
4/30/2024[6,7]	9.16	.19	.07	.26	(.18)	—	(.18)	9.24	2.89	[8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.48	[9,11]	4.02	[9,11]
10/31/2023	9.28	.32	(.12)	.20	(.32)	—	(.32)	9.16	2.13	[11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	3.45	[11]
10/31/2022	10.20	.17	(.91)	(.74)	(.17)	(.01)	(.18)	9.28	(7.33)[11]		—	[12]	.19	[11]	.19	[11]	.45	[11]	1.75	[11]
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13	[11]	—	[12]	.19	[11]	.19	[11]	.44	[11]	.81	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64	[11]	—	[12]	.15	[11]	.15	[11]	.42	[11]	1.52	[11]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42		29		.17		.17		.46		2.05
Class 529-F-2:
4/30/2024[6,7]	9.17	.19	.07	.26	(.19)	—	(.19)	9.24	2.83	[8]	45		.12	[9]	.12	[9]	.39	[9]	4.11	[9]
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.25		42		.10		.10		.37		3.56
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.16)		39		.11		.11		.37		1.83
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17		44		.14		.14		.39		.86
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—		40		—		—		—		—

Refer to the end of the tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2024[6,7]	$9.17	$.19	$.07	$.26	$(.19)	$—	$(.19)	$9.24	2.84%[8]	$—	[12]	.08%[9]		.08%[9]		.35%[9]		4.15%[9]
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.26	—	[12]	.09		.09		.36		3.57
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.13)	—	[12]	.08		.08		.34		1.86
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22	—	[12]	.15		.09		.34		.90
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2024[6,7]	9.18	.18	.08	.26	(.18)	—	(.18)	9.26	2.83 [8]	1		.32	[9]	.26	[9]	.53	[9]	3.97	[9]
10/31/2023	9.29	.32	(.12)	.20	(.31)	—	(.31)	9.18	2.14	1		.31		.25		.52		3.41
10/31/2022	10.21	.17	(.92)	(.75)	(.16)	(.01)	(.17)	9.29	(7.42)	1		.30		.25		.51		1.71
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25		.19		.44		.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[12]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[12]	.40		.34		.63		1.89
Class ABLE-F-2:
4/30/2024[6,7]	9.21	.20	.07	.27	(.19)	—	(.19)	9.29	2.93 [8]	—	[12]	.10	[9]	.05	[9]	.32	[9]	4.20	[9]
10/31/2023	9.32	.34	(.12)	.22	(.33)	—	(.33)	9.21	2.35	—	[12]	.10		.04		.31		3.60
10/31/2022	10.21	.19	(.89)	(.70)	(.18)	(.01)	(.19)	9.32	(6.94)	—	[12]	.09		.03		.29		1.93
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[12]	.09		.03		.28		.96
10/31/2020[6,14]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class R-1:
4/30/2024[6,7]	9.14	.15	.08	.23	(.15)	—	(.15)	9.22	2.47 [8]	1		1.04	[9]	1.04	[9]	1.31	[9]	3.18	[9]
10/31/2023	9.26	.24	(.12)	.12	(.24)	—	(.24)	9.14	1.28	1		1.05		1.05		1.32		2.59
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.13)	1		1.11		1.11		1.37		.84
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16		1.16		1.41		(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[12]	1.18		1.18		1.47		1.02
Class R-2:
4/30/2024[6,7]	9.12	.15	.06	.21	(.14)	—	(.14)	9.19	2.35 [8]	18		1.09	[9]	1.09	[9]	1.36	[9]	3.14	[9]
10/31/2023	9.24	.24	(.12)	.12	(.24)	—	(.24)	9.12	1.26	19		1.08		1.08		1.35		2.58
10/31/2022	10.16	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.24	(8.13)	18		1.09		1.09		1.35		.86
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12		1.12		1.37		(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
Class R-2E:
4/30/2024[6,7]	9.16	.16	.08	.24	(.15)	—	(.15)	9.25	2.60 [8]	—	[12]	.86	[9]	.86	[9]	1.13	[9]	3.35	[9]
10/31/2023	9.28	.27	(.13)	.14	(.26)	—	(.26)	9.16	1.49	1		.82		.82		1.09		2.86
10/31/2022	10.20	.10	(.90)	(.80)	(.11)	(.01)	(.12)	9.28	(7.91)	1		.82		.82		1.08		1.06
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86		.85		1.10		.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$9.15	$.17	$.08	$.25	$(.17)	$—	$(.17)	$9.23	2.68%[8]	$26	.64%[9]		.64%[9]		.91%[9]		3.59%[9]
10/31/2023	9.27	.28	(.12)	.16	(.28)	—	(.28)	9.15	1.69	27	.64		.64		.91		3.01
10/31/2022	10.19	.13	(.92)	(.79)	(.12)	(.01)	(.13)	9.27	(7.74)	29	.64		.64		.90		1.31
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.35)	29	.66		.66		.91		.34
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29	.67		.67		.94		.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19	.67		.67		.96		1.54
Class R-4:
4/30/2024[6,7]	9.17	.18	.07	.25	(.18)	—	(.18)	9.24	2.71 [8]	11	.35	[9]	.35	[9]	.62	[9]	3.88	[9]
10/31/2023	9.29	.31	(.12)	.19	(.31)	—	(.31)	9.17	2.00	11	.34		.34		.61		3.32
10/31/2022	10.20	.16	(.91)	(.75)	(.15)	(.01)	(.16)	9.29	(7.36)	13	.33		.33		.59		1.60
10/31/2021	10.40	.07	(.07)	— [10]	(.19)	(.01)	(.20)	10.20	(.05)	15	.35		.35		.60		.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17	.36		.36		.63		1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12	.37		.37		.66		1.84
Class R-5E:
4/30/2024[6,7]	9.17	.19	.08	.27	(.19)	—	(.19)	9.25	2.91 [8]	3	.17	[9]	.17	[9]	.44	[9]	4.06	[9]
10/31/2023	9.29	.32	(.12)	.20	(.32)	—	(.32)	9.17	2.17	3	.17		.17		.44		3.45
10/31/2022	10.21	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.29	(7.29)	4	.16		.16		.42		1.80
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3	.17		.17		.42		.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3	.18		.18		.45		1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2	.18		.18		.47		2.04
Class R-5:
4/30/2024[6,7]	9.17	.19	.07	.26	(.19)	—	(.19)	9.24	2.85 [8]	4	.06	[9]	.06	[9]	.33	[9]	4.16	[9]
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.28	4	.06		.06		.33		3.56
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.11)	6	.06		.06		.32		1.87
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5	.07		.07		.32		.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6	.08		.08		.35		1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2	.09		.09		.38		2.12
Class R-6:
4/30/2024[6,7]	9.17	.20	.06	.26	(.19)	—	(.19)	9.24	2.88 [8]	34	.01	[9]	.01	[9]	.28	[9]	4.22	[9]
10/31/2023	9.29	.34	(.12)	.22	(.34)	—	(.34)	9.17	2.34	29	.01		.01		.28		3.63
10/31/2022	10.20	.19	(.90)	(.71)	(.19)	(.01)	(.20)	9.29	(7.06)	32	.01		.01		.27		1.92
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44	.02		.02		.27		.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44	.03		.03		.30		1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23	.03		.03		.32		2.18

Refer to the end of the tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$9.22	$.10		$.25	$.35	$(.10)	$9.47	3.84%[8]		$339		.35%[9]		.35%[9]		.59%[9]		2.20%[9]
10/31/2023	9.26	.18		(.04)	.14	(.18)	9.22	1.45		369		.34		.34		.58		1.86
10/31/2022	9.99	.09		(.71)	(.62)	(.11)	9.26	(6.24)		459		.34		.34		.61		.91
10/31/2021	10.03	.07		(.01)	.06	(.10)	9.99	.60		525		.35		.35		.63		.70
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98		426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03		333		.38		.37		.70		1.71
Class C:
4/30/2024[6,7]	9.20	.07		.26	.33	(.07)	9.46	3.58	[8]	13		1.05	[9]	1.05	[9]	1.29	[9]	1.49	[9]
10/31/2023	9.24	.11		(.04)	.07	(.11)	9.20	.73		16		1.04		1.04		1.28		1.15
10/31/2022	9.97	.02		(.71)	(.69)	(.04)	9.24	(6.91)		25		1.04		1.04		1.31		.19
10/31/2021	10.01	—	[10]	— [10]	— [10]	(.04)	9.97	(.05)		37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16		39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28		39		1.08		1.07		1.40		1.01
Class T:
4/30/2024[6,7]	9.22	.12		.26	.38	(.12)	9.48	4.12	[8,11]	—	[12]	.01	[9,11]	.01	[9,11]	.25	[9,11]	2.54	[9,11]
10/31/2023	9.26	.21		(.04)	.17	(.21)	9.22	1.79	[11]	—	[12]	.01	[11]	.01	[11]	.25	[11]	2.20	[11]
10/31/2022	9.99	.12		(.71)	(.59)	(.14)	9.26	(5.97)[11]		—	[12]	.05	[11]	.05	[11]	.32	[11]	1.21	[11]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89	[11]	—	[12]	.05	[11]	.05	[11]	.33	[11]	1.00	[11]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28	[11]	—	[12]	.07	[11]	.07	[11]	.37	[11]	1.58	[11]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34	[11]	—	[12]	.08	[11]	.07	[11]	.40	[11]	2.01	[11]
Class F-1:
4/30/2024[6,7]	9.23	.10		.26	.36	(.10)	9.49	3.92	[8]	2		.39	[9]	.39	[9]	.63	[9]	2.16	[9]
10/31/2023	9.27	.17		(.04)	.13	(.17)	9.23	1.40		2		.39		.39		.63		1.80
10/31/2022	10.00	.08		(.71)	(.63)	(.10)	9.27	(6.30)		3		.39		.39		.66		.79
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65		7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93		9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95		4		.43		.41		.74		1.66
Class F-2:
4/30/2024[6,7]	9.22	.12		.26	.38	(.12)	9.48	4.07	[8]	58		.11	[9]	.11	[9]	.35	[9]	2.44	[9]
10/31/2023	9.26	.20		(.04)	.16	(.20)	9.22	1.69		64		.11		.11		.35		2.08
10/31/2022	9.99	.10		(.70)	(.60)	(.13)	9.26	(6.04)		98		.12		.12		.39		1.08
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83		171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21		112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28		58		.14		.13		.46		1.94
Class F-3:
4/30/2024[6,7]	9.22	.12		.26	.38	(.12)	9.48	4.12	[8]	7		.01	[9]	.01	[9]	.25	[9]	2.54	[9]
10/31/2023	9.26	.20		(.03)	.17	(.21)	9.22	1.80		7		.01		.01		.25		2.16
10/31/2022	9.99	.11		(.70)	(.59)	(.14)	9.26	(5.93)		15		.01		.01		.28		1.14
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93		42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32		19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37		7		.04		.03		.36		2.01

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	79

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[15]	April 30, 2024[6,7,8]	2023	2022	2021		2020	2019
Global Growth Portfolio	2%	9%	5%	5%		27%	3%
Growth Portfolio	— [16]	1	2	5		30	—	[16]
Growth and Income Portfolio	4	2	7	18		13	1
Moderate Growth and Income Portfolio	2	9	2	11		17	1
Conservative Growth and Income Portfolio	3	4	4	30		23	1
Tax-Aware Conservative Growth and Income Portfolio	4	4	4	—	[16]	14	1
Preservation Portfolio	3	9	20	17		1	4
Tax-Exempt Preservation Portfolio	2	5	20	5		7	15

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the years shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

80	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	81

Expense example (continued)

Global Growth Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,206.74	$2.03	.37%	$4.50	.82%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	4.12	.82
Class C – actual return	1,000.00	1,201.98	6.13	1.12	8.60	1.57
Class C – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.87	1.57
Class T – actual return	1,000.00	1,208.18	.66	.12	3.13	.57
Class T – assumed 5% return	1,000.00	1,024.27	.60	.12	2.87	.57
Class F-1 – actual return	1,000.00	1,206.43	2.08	.38	4.55	.83
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	4.17	.83
Class F-2 – actual return	1,000.00	1,207.79	.60	.11	3.07	.56
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.82	.56
Class F-3 – actual return	1,000.00	1,209.39	.05	.01	2.53	.46
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	2.31	.46
Class 529-A – actual return	1,000.00	1,206.40	2.25	.41	4.72	.86
Class 529-A – assumed 5% return	1,000.00	1,022.82	2.06	.41	4.32	.86
Class 529-C – actual return	1,000.00	1,201.78	6.46	1.18	8.92	1.63
Class 529-C – assumed 5% return	1,000.00	1,019.00	5.92	1.18	8.17	1.63
Class 529-E – actual return	1,000.00	1,205.53	3.51	.64	5.98	1.09
Class 529-E – assumed 5% return	1,000.00	1,021.68	3.22	.64	5.47	1.09
Class 529-T – actual return	1,000.00	1,207.53	.99	.18	3.46	.63
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	3.17	.63
Class 529-F-1 – actual return	1,000.00	1,207.79	1.04	.19	3.51	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,023.92	.96	.19	3.22	.64
Class 529-F-2 – actual return	1,000.00	1,208.58	.77	.14	3.24	.59
Class 529-F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.97	.59
Class 529-F-3 – actual return	1,000.00	1,208.40	.38	.07	2.86	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.61	.52
Class ABLE-A – actual return	1,000.00	1,207.55	1.43	.26	3.90	.71
Class ABLE-A – assumed 5% return	1,000.00	1,023.57	1.31	.26	3.57	.71
Class ABLE-F-2 – actual return	1,000.00	1,208.31	.38	.07	2.86	.52
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.61	.52
Class R-1 – actual return	1,000.00	1,202.32	5.75	1.05	8.21	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.52	1.50
Class R-2 – actual return	1,000.00	1,202.65	6.02	1.10	8.49	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.77	1.55
Class R-2E – actual return	1,000.00	1,204.53	4.44	.81	6.91	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	6.32	1.26
Class R-3 – actual return	1,000.00	1,204.98	3.62	.66	6.09	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.57	1.11
Class R-4 – actual return	1,000.00	1,207.03	1.92	.35	4.39	.80
Class R-4 – assumed 5% return	1,000.00	1,023.12	1.76	.35	4.02	.80
Class R-5E – actual return	1,000.00	1,208.11	.82	.15	3.29	.60
Class R-5E – assumed 5% return	1,000.00	1,024.12	.75	.15	3.02	.60
Class R-5 – actual return	1,000.00	1,208.76	.33	.06	2.80	.51
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.56	.51
Class R-6 – actual return	1,000.00	1,208.75	.05	.01	2.53	.46
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	2.31	.46

Refer to the end of the tables for footnotes.

82	American Funds Portfolio Series

Expense example (continued)

Growth Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,232.25	$2.00	.36%	$4.11	.74%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class C – actual return	1,000.00	1,227.52	6.15	1.11	8.25	1.49
Class C – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class T – actual return	1,000.00	1,232.98	.61	.11	2.72	.49
Class T – assumed 5% return	1,000.00	1,024.32	.55	.11	2.46	.49
Class F-1 – actual return	1,000.00	1,231.37	2.05	.37	4.16	.75
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class F-2 – actual return	1,000.00	1,233.89	.56	.10	2.67	.48
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,233.81	.06	.01	2.17	.39
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39
Class 529-A – actual return	1,000.00	1,231.28	2.27	.41	4.38	.79
Class 529-A – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.97	.79
Class 529-C – actual return	1,000.00	1,226.82	6.48	1.17	8.58	1.55
Class 529-C – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.77	1.55
Class 529-E – actual return	1,000.00	1,230.31	3.44	.62	5.55	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.78	3.12	.62	5.02	1.00
Class 529-T – actual return	1,000.00	1,233.50	.89	.16	3.00	.54
Class 529-T – assumed 5% return	1,000.00	1,024.07	.81	.16	2.72	.54
Class 529-F-1 – actual return	1,000.00	1,232.72	1.00	.18	3.11	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.97	.91	.18	2.82	.56
Class 529-F-2 – actual return	1,000.00	1,233.29	.78	.14	2.89	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.61	.52
Class 529-F-3 – actual return	1,000.00	1,233.87	.39	.07	2.50	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.26	.45
Class ABLE-A – actual return	1,000.00	1,232.43	1.44	.26	3.55	.64
Class ABLE-A – assumed 5% return	1,000.00	1,023.57	1.31	.26	3.22	.64
Class ABLE-F-2 – actual return	1,000.00	1,233.90	.33	.06	2.44	.44
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-1 – actual return	1,000.00	1,226.86	6.09	1.10	8.19	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.42	1.48
Class R-2 – actual return	1,000.00	1,227.40	6.04	1.09	8.14	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.37	1.47
Class R-2E – actual return	1,000.00	1,229.18	4.49	.81	6.60	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.97	1.19
Class R-3 – actual return	1,000.00	1,229.91	3.60	.65	5.71	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.63	3.27	.65	5.17	1.03
Class R-4 – actual return	1,000.00	1,232.16	1.89	.34	4.00	.72
Class R-4 – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.62	.72
Class R-5E – actual return	1,000.00	1,233.40	.83	.15	2.94	.53
Class R-5E – assumed 5% return	1,000.00	1,024.12	.75	.15	2.66	.53
Class R-5 – actual return	1,000.00	1,233.97	.33	.06	2.44	.44
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,234.08	.06	.01	2.17	.39
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	83

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,173.35	$1.84	.34%	$3.67	.68%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.42	.68
Class C – actual return	1,000.00	1,168.43	5.82	1.08	7.66	1.42
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.12	1.42
Class T – actual return	1,000.00	1,174.67	.38	.07	2.22	.41
Class T – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class F-1 – actual return	1,000.00	1,173.06	2.00	.37	3.84	.71
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.57	.71
Class F-2 – actual return	1,000.00	1,174.87	.59	.11	2.43	.45
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.26	.45
Class F-3 – actual return	1,000.00	1,174.99	.05	.01	1.89	.35
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35
Class 529-A – actual return	1,000.00	1,173.25	2.00	.37	3.84	.71
Class 529-A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.57	.71
Class 529-C – actual return	1,000.00	1,168.35	6.09	1.13	7.93	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.37	1.47
Class 529-E – actual return	1,000.00	1,171.78	3.24	.60	5.08	.94
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.02	.60	4.72	.94
Class 529-T – actual return	1,000.00	1,174.32	.70	.13	2.54	.47
Class 529-T – assumed 5% return	1,000.00	1,024.22	.65	.13	2.36	.47
Class 529-F-1 – actual return	1,000.00	1,174.02	.97	.18	2.81	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.97	.91	.18	2.61	.52
Class 529-F-2 – actual return	1,000.00	1,174.57	.65	.12	2.49	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.31	.46
Class 529-F-3 – actual return	1,000.00	1,174.70	.38	.07	2.22	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class ABLE-A – actual return	1,000.00	1,173.33	1.35	.25	3.19	.59
Class ABLE-A – assumed 5% return	1,000.00	1,023.62	1.26	.25	2.97	.59
Class ABLE-F-2 – actual return	1,000.00	1,175.01	.22	.04	2.05	.38
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.66	.20	.04	1.91	.38
Class R-1 – actual return	1,000.00	1,168.23	5.93	1.10	7.76	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.22	1.44
Class R-2 – actual return	1,000.00	1,169.03	5.82	1.08	7.66	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.12	1.42
Class R-2E – actual return	1,000.00	1,170.77	4.37	.81	6.21	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.77	1.15
Class R-3 – actual return	1,000.00	1,171.81	3.51	.65	5.35	.99
Class R-3 – assumed 5% return	1,000.00	1,021.63	3.27	.65	4.97	.99
Class R-4 – actual return	1,000.00	1,173.29	1.84	.34	3.67	.68
Class R-4 – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.42	.68
Class R-5E – actual return	1,000.00	1,174.60	.81	.15	2.65	.49
Class R-5E – assumed 5% return	1,000.00	1,024.12	.75	.15	2.46	.49
Class R-5 – actual return	1,000.00	1,175.32	.32	.06	2.16	.40
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	1,175.32	.05	.01	1.89	.35
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35

Refer to the end of the tables for footnotes.

84	American Funds Portfolio Series

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,142.77	$1.70	.32%	$3.52	.66%
Class A – assumed 5% return	1,000.00	1,023.27	1.61	.32	3.32	.66
Class C – actual return	1,000.00	1,138.23	5.64	1.06	7.44	1.40
Class C – assumed 5% return	1,000.00	1,019.59	5.32	1.06	7.02	1.40
Class T – actual return	1,000.00	1,144.22	.21	.04	2.03	.38
Class T – assumed 5% return	1,000.00	1,024.66	.20	.04	1.91	.38
Class F-1 – actual return	1,000.00	1,142.38	1.92	.36	3.73	.70
Class F-1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.52	.70
Class F-2 – actual return	1,000.00	1,143.60	.59	.11	2.40	.45
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.26	.45
Class F-3 – actual return	1,000.00	1,144.33	.05	.01	1.87	.35
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35
Class 529-A – actual return	1,000.00	1,142.56	1.92	.36	3.73	.70
Class 529-A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.52	.70
Class 529-C – actual return	1,000.00	1,138.17	5.95	1.12	7.76	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.32	1.46
Class 529-E – actual return	1,000.00	1,141.64	3.19	.60	5.01	.94
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.02	.60	4.72	.94
Class 529-T – actual return	1,000.00	1,143.80	.64	.12	2.45	.46
Class 529-T – assumed 5% return	1,000.00	1,024.27	.60	.12	2.31	.46
Class 529-F-1 – actual return	1,000.00	1,143.20	.91	.17	2.72	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.02	.86	.17	2.56	.51
Class 529-F-2 – actual return	1,000.00	1,143.88	.59	.11	2.40	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.26	.45
Class 529-F-3 – actual return	1,000.00	1,144.12	.37	.07	2.19	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class ABLE-A – actual return	1,000.00	1,143.44	1.33	.25	3.14	.59
Class ABLE-A – assumed 5% return	1,000.00	1,023.62	1.26	.25	2.97	.59
Class ABLE-F-2 – actual return	1,000.00	1,143.70	.21	.04	2.03	.38
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.66	.20	.04	1.91	.38
Class R-1 – actual return	1,000.00	1,138.54	5.69	1.07	7.50	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.07	1.41
Class R-2 – actual return	1,000.00	1,138.38	5.80	1.09	7.60	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.17	1.43
Class R-2E – actual return	1,000.00	1,139.42	4.31	.81	6.12	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.77	1.15
Class R-3 – actual return	1,000.00	1,140.68	3.46	.65	5.27	.99
Class R-3 – assumed 5% return	1,000.00	1,021.63	3.27	.65	4.97	.99
Class R-4 – actual return	1,000.00	1,142.53	1.86	.35	3.68	.69
Class R-4 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.47	.69
Class R-5E – actual return	1,000.00	1,143.49	.80	.15	2.61	.49
Class R-5E – assumed 5% return	1,000.00	1,024.12	.75	.15	2.46	.49
Class R-5 – actual return	1,000.00	1,143.68	.32	.06	2.13	.40
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	1,144.71	.05	.01	1.87	.35
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	85

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,112.59	$1.63	.31%	$3.15	.60%
Class A – assumed 5% return	1,000.00	1,023.32	1.56	.31	3.02	.60
Class C – actual return	1,000.00	1,108.31	5.56	1.06	7.08	1.35
Class C – assumed 5% return	1,000.00	1,019.59	5.32	1.06	6.77	1.35
Class T – actual return	1,000.00	1,114.85	.26	.05	1.79	.34
Class T – assumed 5% return	1,000.00	1,024.61	.25	.05	1.71	.34
Class F-1 – actual return	1,000.00	1,112.24	1.94	.37	3.47	.66
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.32	.66
Class F-2 – actual return	1,000.00	1,114.39	.58	.11	2.10	.40
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class F-3 – actual return	1,000.00	1,115.09	.05	.01	1.58	.30
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.51	.30
Class 529-A – actual return	1,000.00	1,112.53	1.79	.34	3.31	.63
Class 529-A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.17	.63
Class 529-C – actual return	1,000.00	1,108.71	5.82	1.11	7.34	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.02	1.40
Class 529-E – actual return	1,000.00	1,111.21	3.10	.59	4.62	.88
Class 529-E – assumed 5% return	1,000.00	1,021.93	2.97	.59	4.42	.88
Class 529-T – actual return	1,000.00	1,114.62	.53	.10	2.05	.39
Class 529-T – assumed 5% return	1,000.00	1,024.37	.50	.10	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,113.21	.95	.18	2.47	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.97	.91	.18	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,113.73	.58	.11	2.10	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class 529-F-3 – actual return	1,000.00	1,113.93	.37	.07	1.89	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36
Class ABLE-A – actual return	1,000.00	1,112.71	1.26	.24	2.78	.53
Class ABLE-A – assumed 5% return	1,000.00	1,023.67	1.21	.24	2.66	.53
Class ABLE-F-2 – actual return	1,000.00	1,114.61	.16	.03	1.68	.32
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.71	.15	.03	1.61	.32
Class R-1 – actual return	1,000.00	1,109.33	5.61	1.07	7.13	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.54	5.37	1.07	6.82	1.36
Class R-2 – actual return	1,000.00	1,109.19	5.77	1.10	7.29	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	6.97	1.39
Class R-2E – actual return	1,000.00	1,110.09	4.25	.81	5.77	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.52	1.10
Class R-3 – actual return	1,000.00	1,111.26	3.36	.64	4.88	.93
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64	4.67	.93
Class R-4 – actual return	1,000.00	1,112.36	1.79	.34	3.31	.63
Class R-4 – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.17	.63
Class R-5E – actual return	1,000.00	1,113.67	.74	.14	2.26	.43
Class R-5E – assumed 5% return	1,000.00	1,024.17	.70	.14	2.16	.43
Class R-5 – actual return	1,000.00	1,114.55	.32	.06	1.84	.35
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,114.81	.05	.01	1.58	.30
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.51	.30

Refer to the end of the tables for footnotes.

86	American Funds Portfolio Series

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,138.07	$1.70	.32%	$3.35	.63%
Class A – assumed 5% return	1,000.00	1,023.27	1.61	.32	3.17	.63
Class C – actual return	1,000.00	1,134.53	5.52	1.04	7.16	1.35
Class C – assumed 5% return	1,000.00	1,019.69	5.22	1.04	6.77	1.35
Class T – actual return	1,000.00	1,139.78	.11	.02	1.76	.33
Class T – assumed 5% return	1,000.00	1,024.76	.10	.02	1.66	.33
Class F-1 – actual return	1,000.00	1,138.57	2.02	.38	3.67	.69
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.47	.69
Class F-2 – actual return	1,000.00	1,139.74	.59	.11	2.23	.42
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.11	.42
Class F-3 – actual return	1,000.00	1,140.42	.05	.01	1.70	.32
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.61	.32

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	87

Expense example (continued)

Preservation Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,027.96	$1.97	.39%	$3.33	.66%
Class A – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.32	.66
Class C – actual return	1,000.00	1,024.42	5.49	1.09	6.85	1.36
Class C – assumed 5% return	1,000.00	1,019.44	5.47	1.09	6.82	1.36
Class T – actual return	1,000.00	1,028.51	.40	.08	1.77	.35
Class T – assumed 5% return	1,000.00	1,024.47	.40	.08	1.76	.35
Class F-1 – actual return	1,000.00	1,026.80	1.97	.39	3.33	.66
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.32	.66
Class F-2 – actual return	1,000.00	1,029.35	.56	.11	1.92	.38
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	1.91	.38
Class F-3 – actual return	1,000.00	1,029.91	.05	.01	1.41	.28
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.41	.28
Class 529-A – actual return	1,000.00	1,026.90	1.97	.39	3.33	.66
Class 529-A – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.32	.66
Class 529-C – actual return	1,000.00	1,024.23	5.74	1.14	7.10	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.07	1.41
Class 529-E – actual return	1,000.00	1,025.81	3.07	.61	4.43	.88
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.42	.88
Class 529-T – actual return	1,000.00	1,028.07	.76	.15	2.12	.42
Class 529-T – assumed 5% return	1,000.00	1,024.12	.75	.15	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,028.87	1.06	.21	2.42	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.82	1.06	.21	2.41	.48
Class 529-F-2 – actual return	1,000.00	1,028.25	.61	.12	1.97	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	1.96	.39
Class 529-F-3 – actual return	1,000.00	1,028.42	.40	.08	1.77	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.47	.40	.08	1.76	.35
Class ABLE-A – actual return	1,000.00	1,028.31	1.31	.26	2.67	.53
Class ABLE-A – assumed 5% return	1,000.00	1,023.57	1.31	.26	2.66	.53
Class ABLE-F-2 – actual return	1,000.00	1,029.31	.25	.05	1.61	.32
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.61	.25	.05	1.61	.32
Class R-1 – actual return	1,000.00	1,024.68	5.24	1.04	6.59	1.31
Class R-1 – assumed 5% return	1,000.00	1,019.69	5.22	1.04	6.57	1.31
Class R-2 – actual return	1,000.00	1,023.50	5.48	1.09	6.84	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	6.82	1.36
Class R-2E – actual return	1,000.00	1,026.03	4.33	.86	5.69	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.59	4.32	.86	5.67	1.13
Class R-3 – actual return	1,000.00	1,026.78	3.23	.64	4.59	.91
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64	4.57	.91
Class R-4 – actual return	1,000.00	1,027.11	1.76	.35	3.12	.62
Class R-4 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.12	.62
Class R-5E – actual return	1,000.00	1,029.09	.86	.17	2.22	.44
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.21	.44
Class R-5 – actual return	1,000.00	1,028.52	.30	.06	1.66	.33
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.66	.33
Class R-6 – actual return	1,000.00	1,028.79	.05	.01	1.41	.28
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.41	.28

Refer to the end of the tables for footnotes.

88	American Funds Portfolio Series

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,038.37	$1.77	.35%	$2.99	.59%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	2.97	.59
Class C – actual return	1,000.00	1,035.81	5.31	1.05	6.53	1.29
Class C – assumed 5% return	1,000.00	1,019.64	5.27	1.05	6.47	1.29
Class T – actual return	1,000.00	1,041.22	.05	.01	1.27	.25
Class T – assumed 5% return	1,000.00	1,024.81	.05	.01	1.26	.25
Class F-1 – actual return	1,000.00	1,039.16	1.98	.39	3.19	.63
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.17	.63
Class F-2 – actual return	1,000.00	1,040.69	.56	.11	1.78	.35
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	1.76	.35
Class F-3 – actual return	1,000.00	1,041.19	.05	.01	1.27	.25
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.26	.25

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	89

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences

90	American Funds Portfolio Series

appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Portfolio Series	91

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

92	American Funds Portfolio Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024